   O
---------------------
              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to report that the Anchor Pathway Fund -- which serves as the underlying investment vehicle for the American Pathway II Variable Annuity -- posted another year of solid gains. Fiscal 1997, representing the 12 months ended November 30, 1997, marks the third consecutive year of positive results for every series in the fund. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC OVERVIEW

                Fiscal year 1997 coincided with another strong period for U.S.
              financial markets. The nation's economic expansion, now in its seventh year, has been feeding on a heady combination of productivity gains, rising corporate profits and exceptionally low inflation. This unusual convergence of strong growth and low inflation buoyed investor confidence and spurred advances in both stock and bond prices. The S&P 500 Composite Index, which is an unmanaged measure of the largest U.S. stocks, rose 28.6% (with dividends reinvested), marking its third consecutive year of gains over 20% -- the first time this has happened in this century. Bond markets appreciated as well, recovering from weakness in the first half of the year. The unmanaged Salomon Brothers Broad Investment Grade Bond Index increased 7.6%.

                The investment landscape was far from placid, however,
              especially after late October when a major decline in currency values and stock prices in Southeast Asia caught investors by surprise. While non-Asian markets have recovered, CRMC notes that the crisis has injected considerable uncertainty into the investment outlook. It remains to be seen how individual companies with interests in Asia will be affected over the next year or so.

                While CRMC continues to monitor the markets, the investment adviser's primary focus continues to be on finding good values among individual securities, especially in fluctuating markets. Here are brief comments on the investment activities of each series:

                The GROWTH SERIES was the Fund's second-biggest gainer for the year, rising 23.78%. Many of the series' largest holdings did extremely well, posting excellent returns. Enthusiasm for information technology stocks, one of the series' largest sector concentrations, boosted a wide range of businesses that supply computer parts and services. They included one of the series' largest holdings, Internet service provider America Online (+113%), and Analog Devices (+74%), which manufactures circuit boards and other computer components. On a cautionary note, despite excellent long-term growth prospects, CRMC believes a number of factors -- the "Asian flu," stiff pricing competition and a manufacturing capacity glut -- may adversely affect some technology stocks over the near term. Elsewhere, media and entertainment issues rebounded strongly from a somewhat disappointing 1996. Portfolio holdings such as Cablevision Systems (+172%) and Home Shopping Network operator HSN (+80%) have benefited from recent alliances and attempts to cut costs and provide new services. At the other end of the spectrum, software producer Oracle Systems (+2%) took a breather from last year's gains, while Viacom (-7%), the entertainment conglomerate, is still struggling with management issues arising from recent acquisitions. On November 30, 1997, the series was invested in stocks of 128 companies.

     ---------------------------------------------------------------------------

   O
---------------------

                The INTERNATIONAL SERIES posted a return of 13.15% at November
              30, 1997. World markets presented investors with a mixed bag -- broad strength in Europe and Latin America and widespread weakness in Asia. In Europe, a favorable combination of low interest rates, benign inflation and fiscal restraint bolstered investor confidence and sent stock prices higher. With nearly half of net assets invested in Europe, the series was well-positioned to benefit from those trends. Most markets posted double-digit gains for the year, although a strong U.S. dollar trimmed returns somewhat for American investors. Investments in Latin America also made positive contributions to results. Among the series' most successful holdings for the year was Telefonos de Mexico (+63%). Unfortunately, events in Southeast Asia, where about 21% of net assets was invested, hobbled the series' results. Lax lending policies, a shaky real estate market and an overbuilding of manufacturing capacity sparked a currency crisis and stock market rout that began in Thailand and quickly spread throughout the region. Japan, already struggling with a contracting economy and unstable financial institutions, saw stock prices plummet 25% in dollar terms. While many of CRMC's Asian investments lost ground, good stock selection meant that a number of the manager's individual holdings increased during the year. Although CRMC obviously is concerned about the short-term consequences of the turmoil in these markets, the manager remains optimistic about long-term prospects for the region.

                The GROWTH-INCOME SERIES posted the highest return this year, rising 24.62%. U.S. stocks continued their extraordinary upward march, propelled by the economy's solid footing and sustained infusions of capital from enthusiastic investors. Corporate profits surged as restructuring activity and increased productivity more than offset rising wages. CRMC was especially successful with its investments in health care and banks in fiscal 1997. Among the latter, of note are Northern Trust (+71%) and Norwest (+60%). In health care, outstanding results were achieved by two of the series' largest holdings: Schering-Plough (+76%) and Pfizer (+62%). The largest single investment in the series at both the beginning and end of the year was AT&T (+49%), which enjoyed substantial appreciation, particularly in the second part of the year. With continuing cash flow in a robust stock market, CRMC used the opportunity to add to many current holdings, as well as purchase stocks of new companies, including several in the technology and business services sectors. Overall, the series is broadly diversified, with 164 companies in 27 categories. About 84.8% of the portfolio is held in stocks. The portfolio's short-term securities, currently near 14.1% of net assets, serves as a buying reserve but would help cushion the portfolio in a market decline.

                The ASSET ALLOCATION SERIES returned 17.86% for the year. The series, which CRMC manages as though it constitutes the entire investment program of a prudent investor, participated in increases in all three major asset classes. The series' asset mix on November 30 reflected the relative gains in each market. About 61.3% was allocated to stocks, 29.3% to bonds and the remaining 8.7% to short-term securities. The equity portion, which is similar to a conservative growth and income portfolio, emphasizes large U.S. corporations with long histories of paying dividends. In a market run-up driven by blue-chip stocks, most of the series' equity holdings posted positive returns for the year. Among the series' largest holdings, retailers such as Wal-Mart Stores (+57%) and Walgreen (+54%) benefited from a rise in consumer spending. Other sectors, including banking and health care, also did well. On the fixed-income side, the series holds a combination of U.S. corporate and government bonds with an average weighted maturity of 9.1 years. During

                             ---------------------

   O
---------------------

              the year, declining longer term interest rates boosted bond prices and contributed to the series' gains, according to CRMC.

                The HIGH-YIELD BOND SERIES posted a 12.76% gain for the 12 months ended November 30. The market for lower-rated securities continued to flourish, charged by dual currents -- robust stock prices, which raised the credit standing of many corporate issuers, and lower interest rates, which sent investors clamoring for yield. CRMC believes the demand for these bonds has created a certain amount of market "froth," without regard to company fundamentals. In this environment, proprietary research is particularly critical, given the higher risks of high-yield bonds and a lack of knowledge on Wall Street about many issuers. CRMC's analysts spend considerable time researching each company under consideration for the series. The manager also selects securities on an issue-by-issue basis, with a focus not only on yield but also on capital appreciation. The series continues to emphasize rapidly growing industries such as networking and wireless communication. It also invests in companies with relatively stable cash flows, including forest and paper businesses (Container Corp. of America), cable television operators (Cablevision Systems) and health care providers (Integrated Health Services). At the close of the fiscal year, 84.3% of net assets was invested in lower-rated issues -- Ba and BB or below -- with the balance in other bonds, short-term securities and stocks, notes the manager.

                The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES rose 6.09% in fiscal year 1997. U.S. Treasuries did particularly well in the rally that pushed bond prices higher in the second half of 1997. With scant evidence of inflation on the horizon, optimistic investors sent yields on 10-year Treasury bonds down to a low of 5.8% in October, 1997. Although most fixed-income securities benefited from the stream of positive economic data, CRMC believes Treasuries were further helped by increased demand from foreign buyers for dollar-denominated investments, a lower federal budget deficit and the comfort of a government guarantee. The series seeks attractive income and preservation of principal from the highest quality bonds, with investments limited primarily to obligations issued or guaranteed by the U.S. Treasury and federal agencies. As of November 30, Treasuries accounted for 47% of net assets. Roughly the same amount, 42%, was held in mortgage-and asset-backed securities, which helped provide a yield advantage and good total return during the year. The remainder was invested in high-grade short-term securities.

                The CASH MANAGEMENT SERIES had a 5.03% return for the year. The series, which is managed for relatively stable value, provided a quiet harbor in the comparatively stormy seas of stock and bond markets. The Federal Reserve kept a light touch on monetary policy, raising short-term rates only once (in March), in a preemptive strike against inflation. Since then, consumer prices have risen only slightly, and short-term rates have remained relatively flat. The series continues to emphasize quality by concentrating its assets in high-grade commercial paper (short-term loans to major corporations) and federal agency discount notes (short-term loans to government agencies). All the money market securities in the portfolio carry the highest credit rating from Standard & Poor's and Moody's Investor Service. Many investors choose the series as a diversification tool in their overall financial programs, while others use it as a base from which to make regular investments into other series, a strategy known as dollar cost averaging, notes CRMC.

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to

                             ---------------------

   O
---------------------

              helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.

              Sincerely,

              /s/ Eli Broad
              Eli Broad
              Chairman, President and Chief Executive Officer,
              Anchor National Life Insurance Company

              January 15, 1998

              -----------------------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.

                             ---------------------

------------------------------------------------------------------------
ANNUAL REPORT - NOVEMBER 30, 1997

                             -----------------------------------------------
                                                  ANCHOR
                                                  PATHWAY
                                                   FUND

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                            COMMON STOCK -- 91.0%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 26.3%
                    Aerospace & Military Technology -- 0.3%
                    Gulfstream Aerospace Corp.+..........................................        70,000         $    2,056

                    Data Processing & Reproduction -- 10.1%
                    3Com Corp.+..........................................................       120,000              4,350
                    Adobe Systems, Inc...................................................       155,000              6,510
                    Ascend Communications, Inc.+.........................................        54,500              1,359
                    Compaq Computer Corp.................................................       131,250              8,195
                    Computer Associates International, Inc...............................        30,000              1,562
                    Data General Corp.+..................................................       200,000              3,587
                    Digital Equipment Corp.+.............................................        75,000              3,694
                    Mentor Graphics Corp.+...............................................       120,000              1,140
                    Netscape Communications Corp.+.......................................       218,750              6,234
                    Oracle Systems Corp.+................................................       590,000             19,654
                    PeopleSoft, Inc.+....................................................        40,000              2,617
                    Siebel Systems, Inc.+................................................           517                 22
                    Silicon Graphics, Inc.+..............................................       739,500              9,706
                    Solectron Corp.+.....................................................       260,000              9,474
                    Sybase, Inc.+........................................................       214,400              3,002

                    Electrical & Electronics -- 1.2%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR..................       158,000              6,389
                    Nextlevel Systems, Inc...............................................        69,300                918
                    Nokia Corp., Class A ADR.............................................        30,000              2,494

                    Electronic Components -- 14.3%
                    Adaptec, Inc.+.......................................................       220,000             10,890
                    Advanced Micro Devices, Inc.+........................................        75,000              1,636
                    Analog Devices, Inc.+................................................       486,666             15,269
                    Bay Networks, Inc.+..................................................        30,000                902
                    Intel Corp...........................................................       281,200             21,828
                    LSI Logic Corp.+.....................................................       320,000              7,440
                    Microchip Technology, Inc.+..........................................        65,000              2,275
                    Newbridge Networks Corp.+............................................       100,000              4,213
                    Park Electrochemical Corp............................................       187,200              4,914
                    Rogers Corp.+........................................................       109,200              4,457
                    SCI Systems, Inc.+...................................................       200,000              9,162
                    Texas Instruments, Inc...............................................       627,200             30,890
                    Xilinx, Inc.+........................................................        20,000                691

                    Energy Equipment -- 0.4%
                    Schlumberger Ltd.....................................................        40,000              3,293
                                                                                                                 ---------
                                                                                                                   210,823
                                                                                                                 ---------
                    CONSUMER GOODS -- 6.0%
                    Beverages & Tobacco -- 1.2%
                    PepsiCo, Inc.........................................................        80,000              2,950
                    Philip Morris Cos., Inc..............................................       160,000              6,960

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Health & Personal Care -- 3.2%
                    Alpha Beta Technology, Inc.+.........................................        70,000         $      206
                    Avon Products, Inc...................................................        15,000                867
                    BioChem Pharma, Inc.+................................................        60,000              1,530
                    Dura Pharmaceuticals, Inc.+..........................................        60,000              2,632
                    Forest Labs, Inc.+...................................................        60,000              2,685
                    Gillette Co..........................................................        20,000              1,846
                    Medtronic, Inc.......................................................        15,600                745
                    Omnicare, Inc........................................................       230,000              6,641
                    Pharmacia & Upjohn, Inc..............................................        58,000              1,958
                    Shared Medical Systems Corp..........................................        58,000              3,712
                    Universal Health Services, Inc.+.....................................        60,000              2,621

                    Recreation & Other Consumer Products -- 1.3%
                    Electronic Arts, Inc.+...............................................       100,000              3,350
                    Mattel, Inc..........................................................       180,000              7,211

                    Textiles & Apparel -- 0.3%
                    Nike, Inc., Class B..................................................        35,000              1,704
                    Nine West Group, Inc.+...............................................        30,000                816
                                                                                                                 ---------
                                                                                                                    48,434
                                                                                                                 ---------
                    ENERGY -- 2.5%
                    Energy Sources -- 2.3%
                    Murphy Oil Corp......................................................        80,000              4,400
                    Oryx Energy Co.+.....................................................       200,000              5,400
                    Pogo Producing Co....................................................        36,500              1,145
                    Talisman Energy, Inc.+...............................................        40,000              1,168
                    Union Texas Petroleum Holdings, Inc..................................       275,000              5,999

                    Utilities: Electric, Gas & Water -- 0.2%
                    KN Energy, Inc.......................................................        40,000              1,870
                                                                                                                 ---------
                                                                                                                    19,982
                                                                                                                 ---------
                    FINANCE -- 4.9%
                    Banking -- 1.5%
                    Charter One Financial, Inc...........................................        77,175              4,572
                    Norwest Corp.........................................................       100,000              3,744
                    Washington Mutual, Inc...............................................        54,000              3,733

                    Financial Services -- 1.4%
                    Capital One Financial Corp...........................................        50,000              2,265
                    Federal Home Loan Mortgage Corp......................................        20,000                825
                    Federal National Mortgage Association................................       150,000              7,922

                    Insurance -- 2.0%
                    Aetna, Inc...........................................................        30,000              2,261
                    Everest Reinsurance Holdings, Inc....................................        40,000              1,518
                    EXEL Ltd.............................................................       130,000              7,995
                    Transatlantic Holdings, Inc..........................................        60,000              4,286
                                                                                                                 ---------
                                                                                                                    39,121
                                                                                                                 ---------
                    MATERIALS -- 1.1%
                    Chemicals -- 1.1%
                    Air Products & Chemicals, Inc........................................        25,000              1,917
                    Valspar Corp.........................................................       218,200              6,628
                                                                                                                 ---------
                                                                                                                     8,545
                                                                                                                 ---------

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 45.2%
                    Broadcasting & Publishing -- 19.3%
                    Adelphia Communications Corp.+.......................................       205,000         $    2,973
                    BHC Communications, Inc., Class A+...................................        55,821              7,006
                    Cablevision Systems Corp., Class A+..................................        70,000              5,736
                    Comcast Corp., Class A...............................................       360,000             10,080
                    Cox Communications, Inc., Class A+...................................       270,000              9,163
                    HSN, Inc.+...........................................................       178,250              7,954
                    News Corp., Ltd. ADR.................................................       680,000             14,747
                    Tele-Communications Liberty Media Group, Inc., Series A+.............       504,025             17,011
                    Tele-Communications, Inc., Series A+.................................       569,982             13,056
                    Time Warner, Inc.....................................................       843,750             49,148
                    Viacom, Inc., Class B+...............................................       515,000             18,025

                    Business & Public Services -- 11.0%
                    America Online, Inc.+................................................       566,500             42,771
                    Avery Dennison Corp..................................................        80,000              3,350
                    Columbia/HCA Healthcare Corp.........................................       168,125              4,960
                    CUC International, Inc.+.............................................       165,000              4,744
                    Ecolab, Inc..........................................................        50,000              2,550
                    Electronic Data Systems Corp.........................................       105,000              3,990
                    Federal Express Corp.+...............................................       250,000             16,766
                    Manpower, Inc........................................................        41,400              1,392
                    Pacificare Health Systems, Inc+......................................         2,877                148
                    Quorum Health Group, Inc.+...........................................         1,500                 36
                    USA Waste Services, Inc.+............................................       120,000              3,967
                    Waste Management, Inc................................................       141,912              3,494

                    Leisure & Tourism -- 8.4%
                    Carnival Corp., Class A..............................................        50,000              2,703
                    Disney (Walt) Co.....................................................       320,000             30,380
                    Harrah's Entertainment, Inc.+........................................       160,000              3,210
                    HFS, Inc.+...........................................................       155,000             10,637
                    Host Marriott Corp.+.................................................       500,000             10,406
                    King World Productions, Inc.+........................................        75,000              4,078
                    Marriott International, Inc..........................................        50,000              3,622
                    Mirage Resorts, Inc.+................................................       100,000              2,375

                    Merchandising -- 2.2%
                    Barnes & Noble, Inc.+................................................       110,000              3,403
                    Consolidated Stores Corp.+...........................................       175,000              8,509
                    Limited, Inc.........................................................        96,500              2,322
                    Spiegel, Inc., Class A+..............................................       366,600              1,971
                    Woolworth Corp.+.....................................................        77,800              1,683

                    Telecommunications -- 1.2%
                    AirTouch Communications, Inc.+.......................................        50,000              1,963
                    Tele-Communications TCI Ventures Group, Series A+....................       325,000              7,353

                    Transportation: Airlines -- 3.1%
                    AMR Corp.+...........................................................        70,000              8,483
                    Delta Air Lines, Inc.................................................        10,000              1,114
                    Southwest Airlines Co................................................       607,500             14,846
                                                                                                                 ---------
                                                                                                                   362,125
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 5.0%...........................................                           40,187
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $437,869)...................................                          729,217
                                                                                                                 ---------

                             ---------------------

                                                                                                                  VALUE
                                           PREFERRED STOCK -- 0.9%                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.9%
                    Broadcasting & Publishing -- 0.9%
                    News Corp., Ltd. ADR (cost $2,313)...................................       340,000          $   6,715
                                                                                                                 ---------
                                               RIGHTS -- 0.3%
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 0.3%
                    Data Processing & Reproduction -- 0.3%
                    Structural Dynamics Research Corp. (cost $2,154).....................           150              2,503
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $442,336)..........................                          738,435
                                                                                                                 ---------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                        SHORT-TERM SECURITIES -- 7.4%                       (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.4%
                    Abbott Laboratories, Inc. 5.56% due 12/22/97.........................      $  6,900              6,878
                    AI Credit Corp. 5.47% due 12/5/97....................................         7,400              7,396
                    Bell Atlantic Financial Services 5.52% due 12/16/97..................        15,000             14,965
                    Emerson Electric Co. 5.50% due 12/19/97..............................         8,200              8,177
                    General Mills, Inc. 5.62% due 1/9/98.................................         4,000              3,976
                    Hershey Foods Corp. 5.51% due 12/22/97...............................         6,200              6,180
                    IBM Credit Corp. 5.51% due 12/12/97..................................         3,400              3,394
                    Wal-Mart Stores, Inc. 5.49% due 12/1/97..............................         8,400              8,400
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $59,366)...........................                           59,366
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $501,702)                                 99.6%                                        797,801
                    Other assets less liabilities --                   0.4                                           3,429
                    ------                                           -----                                       ---------
                    NET ASSETS --                                    100.0%                                      $ 801,230
                                                                     =====                                       =========

              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                      COMMON & PREFERRED STOCK -- 82.7%                         SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ARGENTINA -- 1.1%
                    Telefonica de Argentina SA ADR (Services)............................          75,400        $   2,493
                                                                                                                 ---------
                    AUSTRALIA -- 4.3%
                    Australia & New Zealand Bank Group (Finance).........................         550,000            3,771
                    Brambles Industries Ltd. (Services)..................................         100,000            1,912
                    Coca-Cola Amatil Ltd. (Consumer Goods)...............................         262,517            1,954
                    Westpac Banking Corp., Ltd. (Finance)................................         300,000            1,883
                                                                                                                 ---------
                                                                                                                     9,520
                                                                                                                 ---------
                    BRAZIL -- 3.4%
                    Centrais Eletricas Brasileiras S/A-Eletrobras ADR (Energy)...........         183,000            4,495
                    Companhia Energetica de Sao Paulo ADR (Energy).......................          85,000            1,678
                    Companhia Paranaense de Energia-Copel (Energy).......................     118,055,000            1,458
                                                                                                                 ---------
                                                                                                                     7,631
                                                                                                                 ---------
                    CANADA -- 5.5%
                    Bank of Nova Scotia (Finance)........................................         103,400            4,486
                    Imasco Ltd. (Multi-industry).........................................          82,000            2,928
                    Northern Telecom Ltd. (Capital Equipment)............................          47,000            4,221
                    Teck Corp., Class B (Materials)......................................          40,000              581
                                                                                                                 ---------
                                                                                                                    12,216
                                                                                                                 ---------
                    FINLAND -- 0.7%
                    Nokia (AB) OY Corp., Series K (Capital Equipment)....................          20,000            1,606
                                                                                                                 ---------
                    FRANCE -- 3.6%
                    France Telecom SA+ (Services)........................................          80,000            2,938
                    Moet-Hennessy Louis Vuitton (Consumer Goods).........................           8,500            1,466
                    Total SA, Class B (Energy)...........................................          33,876            3,558
                                                                                                                 ---------
                                                                                                                     7,962
                                                                                                                 ---------
                    GERMANY -- 4.0%
                    Bayerische Motoren Werke AG (Consumer Goods).........................           6,072            4,534
                    Bayerische Motoren Werke AG NV Preferred (Consumer Goods)............           2,604            1,366
                    Mannesmann AG (Services).............................................           6,300            2,933
                                                                                                                 ---------
                                                                                                                     8,833
                                                                                                                 ---------
                    HONG KONG -- 6.8%
                    Hong Kong Electric Holdings+ (Energy)................................       1,032,000            3,491
                    Hong Kong Telecommunications Ltd. (Services).........................       1,370,000            2,605
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       1,350,000            8,994
                                                                                                                 ---------
                                                                                                                    15,090
                                                                                                                 ---------
                    INDONESIA -- 0.7%
                    PT Indosat ADR (Services)............................................          49,100            1,099
                    PT Indosat (Services)................................................         199,000              451
                                                                                                                 ---------
                                                                                                                     1,550
                                                                                                                 ---------

                             ---------------------
                                      A-5

                                                                                                                  VALUE
                                    COMMON & PREFERRED STOCK (continued)                        SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ITALY -- 3.6%
                    Seat SpA-RNC+ (Services).............................................         240,000        $      62
                    Seat SpA+ (Services).................................................         120,000               48
                    Telecom Italia Mobile SpA (Services).................................       1,673,050            6,774
                    Telecom Italia Mobile SpA-RNC (Services).............................          64,800              142
                    Telecom Italia SpA (Services)........................................         240,000              946
                                                                                                                 ---------
                                                                                                                     7,972
                                                                                                                 ---------
                    JAPAN -- 13.0%
                    Amway Japan Ltd. ADR (Services)......................................          36,000              315
                    Fuji Bank Ltd. (Finance).............................................         320,000            1,718
                    Mazda Motor Corp.+ (Consumer Goods)..................................         645,000            1,804
                    Minebea Co., Ltd. (Capital Equipment)................................         300,000            3,338
                    Mitsubishi Corp. (Services)..........................................          65,000              507
                    Sankyo Co., Ltd. (Consumer Goods)....................................         260,000            8,291
                    Shohkoh Fund & Co. (Finance).........................................          34,100            9,699
                    Suzuki Motor Corp. (Consumer Goods)..................................         179,000            1,950
                    Tokyo Electron Ltd. (Capital Equipment)..............................          40,000            1,533
                                                                                                                 ---------
                                                                                                                    29,155
                                                                                                                 ---------
                    KOREA -- 0.4%
                    Korea Electric Power Corp. (Energy)..................................          39,000              440
                    Korea Electric Power Corp. ADR (Energy)..............................          26,000              236
                    Korea Mobile Telecommunications Corp. (Services).....................             360              117
                    Samsung Electronics (Consumer Goods).................................           1,097               39
                                                                                                                 ---------
                                                                                                                       832
                                                                                                                 ---------
                    LUXEMBOURG -- 0.9%
                    Safra Republic Holdings, Inc. (Finance)..............................          20,000            2,020
                                                                                                                 ---------
                    MEXICO -- 3.2%
                    Cifra SA de CV, Series A (Services)..................................          23,911               47
                    Cifra SA de CV, Series C+ (Services).................................         195,500              378
                    Grupo Financiero Banamex-Accival SA de CV, Series B+ (Finance).......         324,000              714
                    Grupo Financiero Banamex-Accival SA de CV, Series L+ (Finance).......          26,406               52
                    Grupo Televisa SA de CV ADR+ (Services)..............................          35,000            1,295
                    Telefonos de Mexico SA ADR (Services)................................          95,200            4,712
                                                                                                                 ---------
                                                                                                                     7,198
                                                                                                                 ---------
                    NETHERLANDS -- 1.4%
                    Vereenigde Ned Uitgevers (Services)..................................         130,000            3,114
                                                                                                                 ---------
                    PHILIPPINES -- 0.9%
                    Philippine Long Distance Telephone Co. (Services)....................          40,000              961
                    Philippine Long Distance Telephone Co. ADR (Services)................          40,000              990
                                                                                                                 ---------
                                                                                                                     1,951
                                                                                                                 ---------
                    SPAIN -- 6.1%
                    Telefonica de Espana SA (Services)...................................         400,000           11,535
                    Telefonica de Espana SA ADR (Services)...............................          24,000            2,076
                                                                                                                 ---------
                                                                                                                    13,611
                                                                                                                 ---------
                    SWEDEN -- 3.3%
                    Astra AB, Class A (Consumer Goods)...................................         150,000            2,603
                    Ericsson LM Telecommunications Co., Class B (Capital Equipment)......          95,200            3,884
                    Ericsson LM Telecommunications Co., Class B CV ADR (Capital
                      Equipment).........................................................           3,500               20
                    Kinnevik, Series A (Multi-industry)..................................          23,900              433
                    Kinnevik, Series B (Multi-industry)..................................          15,000              286

                             ---------------------

                                                                                                                  VALUE
                                    COMMON & PREFERRED STOCK (continued)                        SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SWEDEN (continued)
                    Modern Times Group MTG AB, Class A+ (Services).......................          23,900        $     149
                    Modern Times Group MTG AB, Class B ADR+ (Services)...................           3,000               96
                                                                                                                 ---------
                                                                                                                     7,471
                                                                                                                 ---------
                    SWITZERLAND -- 6.1%
                    Nestle SA (Consumer Goods)...........................................           1,250            1,840
                    Novartis AG (Consumer Goods).........................................           7,454           11,909
                                                                                                                 ---------
                                                                                                                    13,749
                                                                                                                 ---------
                    UNITED KINGDOM -- 12.8%
                    Bank of Scotland (Finance)...........................................         930,500            7,905
                    British Aerospace PLC (Capital Equipment)............................         140,000            3,821
                    Kingfisher PLC (Services)............................................         225,000            3,101
                    Lloyds TSB Group PLC (Finance).......................................         550,000            6,270
                    Reckitt & Colman PLC (Consumer Goods)................................         180,000            2,624
                    Rentokil Initial PLC (Services)......................................         900,000            3,792
                    Scottish Power PLC (Energy)..........................................         132,240            1,072
                                                                                                                 ---------
                                                                                                                    28,585
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 0.9%...........................................                            1,997
                                                                                                                 ---------
                    TOTAL COMMON & PREFERRED STOCK (cost $153,331).......................                          184,556
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                       SHORT-TERM SECURITIES -- 17.3%                       (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 15.1%
                    Bayer Corp. 5.57% due 1/20/98........................................    $      5,000            4,961
                    Caisse D Amortissement 5.60% due 2/13/98.............................           6,000            5,930
                    Deutsche Bank Financial, Inc. 5.49% due 1/06/98......................           4,000            3,978
                    France Telecom 5.55% due 12/04/97....................................           5,000            4,998
                    General Electric Capital Corp. 5.80% due 12/01/97....................           1,300            1,300
                    Heinz (H.J.) Co. 5.55% due 1/08/98...................................           5,000            4,971
                    Rank Xerox Capital Europe PLC 5.55% due 1/14/98......................           6,000            5,959
                    Telstra Corp. Ltd. 5.55% due 1/21/98.................................           1,600            1,588
                                                                                                                 ---------
                                                                                                                    33,685
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 2.2%
                    Federal Home Loan Mortgage Discount Notes 5.45% due 12/11/97.........           5,000            4,992
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $38,677)...........................                           38,677
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $192,008)                                  100.0%                                      223,233
                    Other assets less liabilities --                     0.0                                           104
                                                                      ------                                     ---------
                    NET ASSETS --                                      100.0%                                    $ 223,337
                                                                      ======                                     =========

              -----------------------------

              +  Non-income producing security

              ADR -- American Depository Receipt

                             ---------------------

                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ---------------------------------------------------------------------
                                                                         GROSS UNREALIZED
                         CONTRACT               IN          DELIVERY       APPRECIATION
                        TO DELIVER         EXCHANGE FOR       DATE        (IN THOUSANDS)
                    ---------------------------------------------------------------------
                    JPY   1,118,700,000   USD  9,117,359     2/12/98           $246

              -----------------------------

                  JPY  --   Japanese Yen               USD  --   United States Dollar

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                            COMMON STOCK -- 84.8%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 11.3%
                    Aerospace & Military Technology -- 2.1%
                    Boeing Co............................................................        40,000          $   2,125
                    General Motors Corp., Class H........................................        85,000              5,695
                    Raytheon Co..........................................................        25,000              1,398
                    Sundstrand Corp......................................................       130,000              6,671
                    United Technologies Corp.............................................        46,800              3,507

                    Data Processing & Reproduction -- 2.5%
                    3Com Corp.+..........................................................       130,000              4,712
                    Adobe Systems, Inc...................................................        40,000              1,680
                    Oracle Systems Corp.+................................................       150,000              4,997
                    Silicon Graphics, Inc.+..............................................       294,400              3,864
                    Xerox Corp...........................................................       110,000              8,546

                    Electrical & Electronics -- 1.6%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR..................        80,000              3,235
                    Nokia Corp., Class A ADR.............................................       110,000              9,144
                    York International Corp..............................................        64,800              3,001

                    Energy Equipment -- 1.0%
                    Schlumberger Ltd.....................................................        75,000              6,174
                    Western Atlas, Inc.+.................................................        50,000              3,478

                    Industrial Components -- 0.4%
                    Dana Corp............................................................        50,000              2,337
                    Echlin, Inc..........................................................        40,000              1,268

                    Machinery & Engineering -- 3.7%
                    Caterpillar, Inc.....................................................       230,000             11,026
                    Crompton & Knowles Corp..............................................       120,000              3,180
                    Deere & Co...........................................................       190,000             10,414
                    Ingersoll-Rand Co....................................................       120,000              4,905
                    New Holland NV.......................................................       100,000              2,506
                    Parker-Hannifin Corp.................................................        72,000              3,204
                                                                                                                 ---------
                                                                                                                   107,067
                                                                                                                 ---------
                    CONSUMER GOODS -- 15.0%
                    Automotive -- 1.0%
                    Chrysler Corp........................................................       100,000              3,431
                    Ford Motor Co........................................................       150,200              6,459

                    Beverages & Tobacco -- 3.1%
                    PepsiCo, Inc.........................................................       210,000              7,744
                    Philip Morris Cos., Inc..............................................       255,000             11,092
                    Seagram Co. Ltd......................................................       220,000              7,109
                    UST, Inc.............................................................       100,000              3,087

                    Food & Household Products -- 1.4%
                    CPC International, Inc...............................................        25,000              2,584
                    General Mills, Inc...................................................        25,000              1,850
                    McCormick & Co., Inc.................................................       200,000              5,300
                    Unilever NV..........................................................        60,000              3,484

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Health & Personal Care -- 8.2%
                    American Home Products Corp..........................................        59,600          $   4,165
                    Astra AB ADR.........................................................       200,000              3,400
                    Avon Products, Inc...................................................        74,900              4,330
                    Glaxo Holdings PLC ADR...............................................       150,000              6,853
                    Guidant Corp.........................................................        90,000              5,782
                    Johnson & Johnson Co.................................................        60,000              3,776
                    Kimberly-Clark Corp..................................................        40,000              2,083
                    Merck & Co., Inc.....................................................       125,000             11,820
                    Pfizer, Inc..........................................................       225,000             16,369
                    Schering-Plough Corp.................................................       205,000             12,851
                    Warner-Lambert Co....................................................        50,000              6,994

                    Recreation & Other Consumer Products -- 0.6%
                    Harley-Davidson, Inc.................................................       200,000              5,288

                    Textiles & Apparel -- 0.7%
                    Nike, Inc., Class B..................................................        50,000              2,434
                    V.F. Corp............................................................        90,000              4,157
                                                                                                                 ---------
                                                                                                                   142,442
                                                                                                                 ---------
                    ENERGY -- 10.8%
                    Energy Sources -- 8.3%
                    Amoco Corp...........................................................       100,000              9,000
                    Ashland, Inc.........................................................        48,800              2,278
                    Atlantic Richfield Co................................................       160,000             13,040
                    Kerr-McGee Corp......................................................        50,000              3,316
                    Murphy Oil Corp......................................................        50,000              2,750
                    Norsk Hydro ASA ADR..................................................        50,000              2,591
                    Pennzoil Co..........................................................        37,100              2,472
                    Phillips Petroleum Co................................................        60,000              2,906
                    Pioneer Natural Resources Co.........................................        20,000                639
                    Repsol SA ADR........................................................       150,000              6,469
                    Texaco, Inc..........................................................       180,000             10,170
                    Total SA ADR.........................................................        96,338              5,064
                    Ultramar Diamond Shamrock Corp.......................................       331,600             10,093
                    Valero Energy Corp...................................................       260,000              8,157

                    Utilities: Electric, Gas & Water -- 2.5%
                    Consolidated Edison Co. of New York, Inc.............................       100,000              3,775
                    DPL, Inc.............................................................       180,000              4,725
                    Duke Energy Corp.....................................................        95,000              4,940
                    GPU, Inc.............................................................       100,000              3,950
                    Union Electric Co....................................................        80,000              3,185
                    Williams Cos., Inc...................................................        52,200              2,789
                                                                                                                 ---------
                                                                                                                   102,309
                                                                                                                 ---------
                    FINANCE -- 11.1%
                    Banking -- 7.9%
                    Banc One Corp........................................................        30,000              1,541
                    Bank of New York Cos., Inc...........................................       160,000              8,600
                    Bank Tokyo Mitsubishi Ltd. ADR.......................................       100,000              1,450
                    BankAmerica Corp.....................................................        40,000              2,920
                    Chase Manhattan Corp.................................................        35,000              3,802
                    Citicorp.............................................................        30,000              3,598
                    CoreStates Financial Corp............................................        58,000              4,484
                    First Chicago Corp...................................................        45,100              3,529
                    First Union Corp.....................................................       100,000              4,875
                    Hibernia Corp., Class A..............................................       200,000              3,625

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banking (continued)
                    Huntington Bancshares, Inc...........................................        83,600          $   2,842
                    KeyCorp..............................................................        85,000              5,732
                    Marshall & Ilsley Corp...............................................       125,300              6,657
                    Morgan (J.P.) & Co., Inc.............................................        30,000              3,426
                    Northern Trust Corp..................................................        40,000              2,490
                    Norwest Corp.........................................................       280,000             10,483
                    Sakura Bank Ltd......................................................        35,000              1,260
                    SunTrust Banks, Inc..................................................        50,000              3,550

                    Financial Services -- 0.8%
                    Associates First Capital Corp., Class A..............................         5,000                321
                    Beneficial Corp......................................................        20,000              1,553
                    FINOVA Group, Inc....................................................        50,000              2,356
                    Household International, Inc.........................................        30,000              3,780

                    Insurance -- 2.4%
                    Allstate Corp........................................................        50,000              4,294
                    Gallagher (Arthur J.) & Co...........................................        44,800              1,601
                    General Reinsurance Group Corp.......................................        50,000              9,925
                    Liberty Corp.........................................................        75,000              3,375
                    St. Paul Co., Inc....................................................        40,000              3,200
                                                                                                                 ---------
                                                                                                                   105,269
                                                                                                                 ---------
                    MATERIALS -- 10.0%
                    Chemicals -- 4.2%
                    Dow Chemical Co......................................................        50,000              4,938
                    du Pont (E.I.) de Nemours & Co.......................................       100,000              6,056
                    Lyondell Petrochemical Co............................................        60,000              1,526
                    Mallinckrodt, Inc....................................................        64,300              2,379
                    Millenium Chemicals, Inc.............................................       100,000              2,300
                    Monsanto Co..........................................................       150,000              6,553
                    PPG Industries, Inc..................................................        75,000              4,346
                    Praxair, Inc.........................................................       147,600              6,485
                    Witco Corp...........................................................       120,000              5,175

                    Forest Products & Paper -- 4.0%
                    Bowater, Inc.........................................................       160,000              7,180
                    Fort James Corp......................................................       125,000              4,891
                    Georgia-Pacific Corp.................................................        65,000              5,549
                    International Paper Co...............................................       100,000              4,744
                    Sonoco Products Co...................................................        75,000              2,461
                    Union Camp Corp......................................................       175,000             10,511
                    Westvaco Corp........................................................        60,000              1,957
                    Weyerhaeuser Co......................................................        25,000              1,320

                    Metals & Minerals -- 1.8%
                    Aluminum Co. of America..............................................       125,900              8,467
                    Potash Corp. Saskatchewan, Inc.......................................       110,000              8,655
                                                                                                                 ---------
                                                                                                                    95,493
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 1.7%
                    Multi-Industry -- 1.7%
                    AlliedSignal, Inc....................................................        80,000              2,970
                    FMC Corp.+...........................................................        75,000              5,480
                    Tenneco, Inc.........................................................        90,000              3,898
                    Textron, Inc.........................................................        70,000              4,139
                                                                                                                 ---------
                                                                                                                    16,487
                                                                                                                 ---------

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 23.9%
                    Broadcasting & Publishing -- 4.3%
                    Gannett Co., Inc.....................................................        80,000          $   4,645
                    Harte Hanks Communications Co........................................       200,000              6,900
                    Houston Industries, Inc..............................................        29,700              1,648
                    Media General, Inc...................................................       109,800              4,680
                    News Corp. Ltd. ADR..................................................       140,000              3,036
                    Tele-Communications Liberty Media Group, Inc., Series A+.............       217,500              7,341
                    Time Warner, Inc.....................................................       100,000              5,825
                    Viacom, Inc., Class B+...............................................       200,000              7,000

                    Business & Public Services -- 6.9%
                    Alexander & Baldwin, Inc.............................................       180,000              4,860
                    Avery Dennison Corp..................................................       100,000              4,187
                    Browning-Ferris Industries, Inc......................................       255,800              9,129
                    Cognizant Corp.......................................................       130,000              5,574
                    Electronic Data Systems Corp.........................................       280,000             10,640
                    Hertz Corp...........................................................       361,600             14,261
                    Ikon Office Solutions, Inc...........................................       200,000              6,088
                    Manpower, Inc........................................................        75,000              2,522
                    Pitney Bowes, Inc....................................................        30,000              2,522
                    Waste Management, Inc................................................       241,912              5,957

                    Leisure & Tourism -- 1.6%
                    Disney (Walt) Co.....................................................       140,000             13,291
                    Host Marriott Corp.+.................................................       110,000              2,290

                    Merchandising -- 5.1%
                    Cardinal Health, Inc.................................................        22,600              1,712
                    Circuit City Stores, Inc.............................................       225,000              7,383
                    Federated Department Stores, Inc.+...................................       120,000              5,467
                    Gap, Inc.............................................................       100,000              5,369
                    Giant Foods, Inc., Class A...........................................       150,000              5,062
                    Lowe's Co., Inc......................................................        50,000              2,297
                    Penney (J.C.) Co., Inc...............................................       192,000             12,336
                    Wal-Mart Stores, Inc.................................................       225,000              8,986

                    Telecommunications -- 4.8%
                    AirTouch Communications, Inc.+.......................................        81,013              3,180
                    Ameritech Corp.......................................................       135,000             10,403
                    AT&T Corp............................................................       305,000             17,042
                    SBC Communications, Inc..............................................        40,000              2,913
                    Telefonos de Mexico SA ADR...........................................        80,000              3,960
                    U.S. West Communications Group.......................................       171,800              7,763

                    Transportation: Rail & Road -- 1.2%
                    Norfolk Southern Corp................................................       195,000              6,203
                    Union Pacific Corp...................................................        80,000              4,800
                                                                                                                 ---------
                                                                                                                   227,272
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 1.0%...........................................                            9,710
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $521,402)...................................                          806,049
                                                                                                                 ---------

                                           PREFERRED STOCK -- 0.2%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.2%
                    Broadcasting & Publishing -- 0.2%
                    News Corp. Ltd. ADR (cost $1,044)....................................        80,000              1,580
                                                                                                                 ---------

                             ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                          CONVERTIBLE BONDS -- 0.3%                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.3%
                    Business & Public Services -- 0.3%
                    CUC International, Inc. 3.00% 2002 (cost $2,994).....................      $  3,000          $   3,383
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $525,440)..........................                          811,012
                                                                                                                 ---------
                                       SHORT-TERM SECURITIES -- 14.1%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 13.2%
                    Abbott Laboratories, Inc. 5.48% due 12/3/97..........................        11,300             11,297
                    AI Credit Corp. 5.53% due 12/10/97...................................         5,900              5,892
                    Bell Atlantic Network Funding 5.53% due 12/3/97......................         5,000              4,998
                    Coca-Cola Co. 5.52% due 1/12/98......................................        12,300             12,221
                    Electronic Data Systems Corp. 5.55% due 12/19/97.....................        10,000              9,972
                    Emerson Electric Co. 5.52% due 12/5/97...............................         5,900              5,896
                    General Electric Capital Corp. 5.80% due 12/1/97.....................        11,150             11,150
                    Hershey Foods Corp. 5.51% due 12/22/97...............................        12,400             12,360
                    Kimberly-Clark Corp. 5.50% due 12/11/97..............................        11,500             11,482
                    Motorola, Inc. 5.52% due 12/22/97....................................         9,500              9,469
                    Penney (J.C.) Funding Corp. 5.50% due 12/9/97........................        16,700             16,680
                    Sara Lee Corp. 5.46% due 12/22/97....................................         9,000              8,971
                    Sara Lee Corp. 5.53% due 12/3/97.....................................         5,000              4,999
                                                                                                                 ---------
                                                                                                                   125,387
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 0.9%
                    Federal Home Loan Mortgage Discount Notes 5.50% due 12/30/97.........         3,475              3,460
                    Federal Home Loan Mortgage Discount Notes 5.55% due 1/23/98..........         5,000              4,959
                                                                                                                 ---------
                                                                                                                     8,419
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $133,806)..........................                          133,806
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $659,246)                                   99.4%                                      944,818
                    Other assets less liabilities --                     0.6                                         5,614
                                                                       -----                                     ---------
                    NET ASSETS --                                      100.0%                                    $ 950,432
                                                                       =====                                     =========

              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                            COMMON STOCK -- 60.5%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 11.6%
                    Aerospace & Military Technology -- 3.9%
                    Boeing Co............................................................        35,000          $   1,859
                    General Motors Corp., Class H........................................        41,000              2,747
                    Raytheon Co..........................................................        25,000              1,399

                    Data Processing & Reproduction -- 1.4%
                    International Business Machines Corp.................................        20,000              2,191

                    Electrical & Electronics -- 2.1%
                    Hubbell, Inc., Class B...............................................        30,000              1,363
                    Nokia Corp., Class A ADR.............................................        10,000                831
                    York International Corp..............................................        25,000              1,158

                    Electronic Components -- 1.1%
                    AMP, Inc.............................................................        40,000              1,738

                    Industrial Components -- 2.0%
                    Dana Corp............................................................        35,000              1,636
                    Genuine Parts Co.....................................................        45,000              1,440

                    Machinery & Engineering -- 1.1%
                    Deere & Co...........................................................        30,000              1,644
                                                                                                                 ---------
                                                                                                                    18,006
                                                                                                                 ---------
                    CONSUMER GOODS -- 10.7%
                    Automotive -- 0.8%
                    General Motors Corp..................................................        20,000              1,220

                    Beverages & Tobacco -- 1.8%
                    PepsiCo, Inc.........................................................        40,000              1,475
                    UST, Inc.............................................................        40,000              1,235

                    Food & Household Products -- 1.4%
                    General Mills, Inc...................................................        30,000              2,220

                    Health & Personal Care -- 6.7%
                    Gillette Co..........................................................         9,040                835
                    Pfizer, Inc..........................................................        60,000              4,365
                    SmithKline Beecham PLC ADR...........................................        50,000              2,481
                    Warner-Lambert Co....................................................        20,000              2,797
                                                                                                                 ---------
                                                                                                                    16,628
                                                                                                                 ---------
                    ENERGY -- 8.9%
                    Energy Sources -- 8.2%
                    Amoco Corp...........................................................        15,000              1,350
                    Atlantic Richfield Co................................................        20,000              1,630
                    Chevron Corp.........................................................        20,000              1,604
                    Kerr-McGee Corp......................................................        30,000              1,989
                    Murphy Oil Corp......................................................        35,000              1,925
                    Phillips Petroleum Co................................................        35,000              1,695

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ENERGY (continued)
                    Energy Sources (continued)
                    Royal Dutch Petroleum Co. ADR........................................        24,000          $   1,264
                    Ultramar Diamond Shamrock Corp.......................................        40,000              1,218

                    Utilities: Electric, Gas & Water -- 0.7%
                    MCN Corp.............................................................        30,000              1,146
                                                                                                                 ---------
                                                                                                                    13,821
                                                                                                                 ---------
                    FINANCE -- 7.7%
                    Banking -- 5.3%
                    BankAmerica Corp.....................................................        30,000              2,190
                    Citicorp.............................................................        15,000              1,799
                    CoreStates Financial Corp............................................        20,000              1,546
                    Fleet Financial Group, Inc...........................................        25,000              1,652
                    KeyCorp..............................................................        15,000              1,012

                    Insurance -- 2.4%
                    American General Corp................................................        15,000                808
                    General Reinsurance Group Corp. .....................................        10,000              1,985
                    USF&G Corp...........................................................        50,000              1,009
                                                                                                                 ---------
                                                                                                                    12,001
                                                                                                                 ---------
                    MATERIALS -- 11.3%
                    Chemicals -- 5.4%
                    Air Products & Chemicals, Inc........................................        25,000              1,917
                    Dow Chemical Co......................................................        15,000              1,481
                    du Pont (E.I.) de Nemours & Co.......................................        30,000              1,817
                    PPG Industries, Inc..................................................        25,000              1,448
                    Praxair, Inc.........................................................        40,000              1,758

                    Forest Products & Paper -- 4.0%
                    Georgia-Pacific Corp.................................................        30,000              2,561
                    Sonoco Products Co...................................................        21,700                712
                    Union Camp Corp......................................................        20,000              1,201
                    Weyerhaeuser Co......................................................        32,600              1,722

                    Metals: Steel -- 0.6%
                    Allegheny Teldyne, Inc...............................................        35,000                901

                    Metals & Minerals -- 1.3%
                    Aluminum Co. of America..............................................        30,000              2,018
                                                                                                                 ---------
                                                                                                                    17,536
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 1.1%
                    Multi-Industry -- 1.1%
                    Textron, Inc.........................................................        30,000              1,774
                                                                                                                 ---------
                    SERVICES -- 9.2%
                    Business & Public Services -- 2.1%
                    Alexander & Baldwin, Inc.............................................        30,000                810
                    Avery Dennison Corp..................................................        30,000              1,256
                    Rentokil Initial PLC ADR.............................................        30,000              1,253

                    Merchandising -- 5.0%
                    Circuit City Stores, Inc.............................................         6,800                223
                    Giant Foods, Inc., Class A...........................................        30,000              1,013
                    Penney (J.C.), Inc...................................................        35,000              2,249
                    Wal-Mart Stores, Inc.................................................        60,000              2,396
                    Walgreen Co..........................................................        60,000              1,931

                             ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications -- 0.9%
                    Century Telephone Enterprises, Inc...................................        30,000          $   1,382

                    Transportation: Rail & Road -- 1.2%
                    Union Pacific Corp...................................................        30,000              1,800
                                                                                                                 ---------
                                                                                                                    14,313
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 0.0%...........................................                               39
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $64,096)....................................                           94,118
                                                                                                                 ---------
                                           PREFERRED STOCK -- 0.8%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.8%
                    Broadcasting & Publishing -- 0.8%
                    Adelphia Communications Corp.+#......................................         5,000                580
                    American Radio Systems Corp.+#.......................................         5,264                615
                                                                                                                 ---------
                    TOTAL PREFERRED STOCK (cost $1,028)..................................                            1,195
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                           BONDS & NOTES -- 29.3%                           (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONVERTIBLE BONDS -- 0.2%
                    Broadcasting & Publishing -- 0.2%
                    Time Warner, Inc. zero coupon 2013...................................      $    500                251
                                                                                                                 ---------
                    CORPORATE BONDS -- 17.4%
                    Energy Sources -- 1.4%
                    Oryx Energy Co. 9.50% 1999...........................................         1,500              1,573
                    Oryx Energy Co. 10.00% 1999..........................................           500                523

                    Finance -- 6.4%
                    Advanta Corp., Series D 6.57% 2000...................................         1,325              1,301
                    Asset Backed Securities Investment Trust, Series 1997-D, Class A
                      6.79% 2003*#.......................................................         1,000              1,005
                    Barnett Capital I 8.06% 2026.........................................           500                529
                    Capital One Bank 6.97% 2002..........................................         2,250              2,260
                    Capital One Bank 8.13% 2000..........................................           500                517
                    Central Fidelity Capital Trust I, Series A 6.76% 2027(1).............           500                506
                    Chevy Chase Savings Bank 9.25% 2008..................................           500                510
                    First Plus Home Loan Trust, Series 1997-1, Class A6 6.95% 2015.......           500                506
                    Green Tree Financial Group, Series 1995-A, Class A 7.25% 2005........           599                599
                    IMC Home Equity Loan Trust, Series 1996-2, Class A2 6.78% 2011.......           401                401
                    Irvine Property 7.46% 2006*..........................................           500                503
                    Ocwen Financial Corp. 11.88% 2003....................................           250                280
                    Saul (B.F.) Real Estate Investment Trust, Class B 11.63% 2002........           500                535
                    Socgen Real Estate Co. LLC, Series A 7.64% 2049#(1)..................           500                505

                    Industrial -- 5.6%
                    Allegiance Corp. 7.00% 2026..........................................           500                513
                    CenCall Communications Corp. zero coupon 2004@.......................         1,000                874
                    CLN Holdings, Inc. zero coupon 2001..................................           250                159
                    Container Corp. of America 9.75% 2003................................           500                537
                    Dayton Hudson Corp. 8.50% 2022.......................................           500                535
                    Esat Holdings Ltd. zero coupon 2007*@................................           500                350
                    Freeport McMoRan Copper & Gold 7.20% 2026............................           500                489
                    Globo Comunicacoes Participacoes Ltda., Class B 10.50% 2006#.........           400                375
                    Gruma Sa de CV 7.63% 2007#...........................................           250                243
                    Hyundai Semiconductor 8.63% 2007#....................................           425                361

                             ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                          BONDS & NOTES (continued)                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (continued)
                    Industrial (continued)
                    Inco Ltd. 9.60% 2022.................................................      $    400          $     453
                    Omnipoint Corp. 11.63% 2006..........................................           250                265
                    Owens Illinois, Inc. 8.10% 2007......................................           250                265
                    Pan Pacific Industrial Investment PLC zero coupon 2007#..............         1,000                363
                    Royal Caribbean Cruises Ltd. 7.00% 2007..............................           500                501
                    Time Warner Pass Through Asset Trust 6.10% 2001#.....................           500                487
                    Time Warner, Inc. 9.13% 2013.........................................         1,000              1,176
                    United Defense Industries, Inc. 8.75% 2007#..........................           300                298
                    Wharf International Finance Ltd. 7.63% 2007..........................           500                483

                    Telecommunications -- 1.5%
                    Cei Citicorp Holdings SA 11.25% 2007*#...............................           500                430
                    Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002*#...........           250                252
                    Iridium Capital Corp., Series A 13.00% 2005..........................           250                257
                    Qwest Communications International, Inc. zero coupon 2007#...........           500                323
                    Tele-Communications, Inc. 9.25% 2023.................................           500                550
                    United States West Capital Funding, Inc. 6.95% 2037..................           500                509

                    Transportation -- 2.5%
                    Airplanes Pass Through Trust, Series 1, Class C 8.15% 2019*..........           500                529
                    Continental Airlines 6.90% 2018......................................           250                254
                    Continental Airlines Pass Through Trust, Series 1996-A 6.94% 2013....           980              1,001
                    Delta Air Lines, Inc. 10.50% 2016....................................           500                645
                    Jet Equipment Trust, Class B 7.83% 2012#.............................           474                510
                    United Airlines Pass Through Trust, Series 1996, Class A2 7.87%
                      2019...............................................................           500                533
                    USAir, Inc., Class A 6.76% 2008......................................           475                485
                                                                                                                 ---------
                                                                                                                    27,058
                                                                                                                 ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                    Republic of Argentina 11.75% 2007#...................................           500                473
                                                                                                                 ---------
                    U.S. GOVERNMENT & AGENCIES -- 4.6%
                    Federal National Mortgage Association 6.53% 2006.....................         1,500              1,478
                    Federal National Mortgage Association 7.52% 2004.....................         2,000              2,030
                    Government National Mortgage Association 8.00% 2026..................         2,859              2,955
                    Government National Mortgage Association 8.50% 2025..................           648                678
                                                                                                                 ---------
                                                                                                                     7,141
                                                                                                                 ---------
                    UNITED STATES TREASURY -- 6.8%
                    7.50% Bonds 2016.....................................................           250                288
                    10.75% Bonds 2003....................................................         5,000              6,113
                    3.63% Notes 2002.....................................................         2,000              2,004
                    7.25% Notes 2004.....................................................         2,000              2,147
                                                                                                                 ---------
                                                                                                                    10,552
                                                                                                                 ---------
                    TOTAL BONDS & NOTES (cost $44,641)...................................                           45,475
                                                                                                                 ---------


                                              WARRANTS -- 0.0%+                                 SHARES
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Telecommunications -- 0.0%
                    Esat Holdings Ltd. 2/1/07*#..........................................           500                 15
                    Iridium World Communications, Inc. 7/15/05#..........................           250                 35
                                                                                                                 ---------
                    TOTAL WARRANTS (cost $15)............................................                               50
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $109,780)..........................                          140,838
                                                                                                                 ---------

                             ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                        SHORT-TERM SECURITIES -- 8.7%                       (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 8.7%
                    Abbott Laboratories, Inc. 5.54% due 12/18/97.........................      $  1,700          $   1,695
                    AI Credit Corp. 5.50% due 12/11/97...................................         1,500              1,498
                    American Express Credit Corp. 5.53% due 12/22/97.....................         1,300              1,296
                    Duke Energy Co. 5.56% due 12/9/97....................................         1,275              1,273
                    Ford Motor Credit Co. 5.55% due 12/2/97..............................         2,000              2,000
                    General Electric Capital Corp. 5.80% due 12/1/97.....................         3,300              3,300
                    Lucent Technologies, Inc. 5.51% due 12/1/97..........................         2,500              2,500
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $13,562)...........................                           13,562
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $123,342)                                   99.3%                                      154,400
                    Other assets less liabilities --                     0.7                                         1,046
                    ------                                             -----                                     ---------
                    NET ASSETS --                                      100.0%                                    $ 155,446
                                                                       =====                                     =========

              -----------------------------

              +  Non-income producing security

              *  Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an
                interest-bearing security at a later date

              ADR -- American Depository Receipt

              (1) Variable rate security; rate as of November 30, 1997

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                          BONDS & NOTES -- 87.1%                         (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 3.7%
                    Aerospace & Military Technology -- 0.9%
                    Derlan Manufacturing, Inc. 10.00% 2007............................      $  1,000          $   1,050

                    Construction & Housing -- 1.3%
                    Mcdermott, Inc. 9.38% 2002........................................         1,500              1,595

                    Electronic Components -- 1.5%
                    Flextronics International Ltd. 8.75% 2007#........................         1,750              1,738
                                                                                                              ---------
                                                                                                                  4,383
                                                                                                              ---------
                    CONSUMER GOODS -- 2.8%
                    Beverages & Tobacco -- 2.8%
                    Canandaigua Wine, Inc. 8.75% 2003.................................         1,000              1,004
                    Dr. Pepper Bottling Co., Inc. 10.25% 2000.........................         1,750              1,776
                    Standard Commercial Tobacco Co., Inc. 8.88% 2005#.................           500                504
                                                                                                              ---------
                                                                                                                  3,284
                                                                                                              ---------
                    CONSUMER SERVICES -- 1.5%
                    Food Retail -- 1.5%
                    Bruno's, Inc. 10.50% 2005.........................................           500                175
                    Quality Food Centers, Inc. 8.70% 2007.............................           500                538
                    Randalls Food Markets, Inc. 9.38% 2007#...........................         1,000              1,015
                                                                                                              ---------
                                                                                                                  1,728
                                                                                                              ---------
                    ENERGY -- 9.3%
                    Energy Sources -- 5.2%
                    Abraxas Petroleum Corp. 11.50% 2004...............................           500                540
                    Benton Oil & Gas Co. 9.38% 2007#..................................         1,500              1,513
                    Benton Oil & Gas Co. 11.63% 2003..................................           500                551
                    Forcenergy, Inc. 8.50% 2007.......................................           500                501
                    Forcenergy, Inc. 9.50% 2006.......................................         1,250              1,316
                    Kelley Oil & Gas Corp. 10.38% 2006................................           750                791
                    Lomak Petroleum, Inc. 8.75% 2007..................................           500                500
                    Ocean Energy, Inc. 8.88% 2007.....................................           500                518

                    Utilities: Electric, Gas & Water -- 4.1%
                    California Energy, Inc. 10.25% 2004...............................         4,000              4,371
                    Globalstar LP 11.38% 2004.........................................           500                501
                                                                                                              ---------
                                                                                                                 11,102
                                                                                                              ---------
                    FINANCE -- 0.7%
                    Financial Services -- 0.7%
                    ITT Publimedia BV 9.38% 2007#.....................................           250                260
                    PTC International Finance BV zero coupon 2007#@...................         1,000                636
                                                                                                              ---------
                                                                                                                    896
                                                                                                              ---------

                             ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 2.9%
                    Industrial -- 2.9%
                    CLN Holdings, Inc. zero coupon 2001...............................      $    500          $     318
                    Comcast Cellular Holdings, Inc. 9.50% 2007........................         1,500              1,552
                    Consumers International, Inc. 10.25% 2005#........................           500                544
                    Newsquest Capital PLC 11.00% 2006.................................           900              1,000
                                                                                                              ---------
                                                                                                                  3,414
                                                                                                              ---------
                    MATERIALS -- 9.9%
                    Chemicals -- 2.0%
                    Key Plastics, Inc. 10.25% 2007....................................         1,000              1,040
                    Texas Petrochemicals Corp. 11.13% 2006............................         1,250              1,375

                    Forest Products & Paper -- 5.4%
                    Anchor Glass Container Corp. 11.25% 2005#.........................           500                540
                    Container Corp. of America 9.75% 2003.............................         4,500              4,837
                    Pacific Lumber Co. 10.50% 2003....................................         1,000              1,030

                    Metals & Minerals -- 2.5%
                    A.K. Steel Corp. 9.13% 2006.......................................           750                773
                    A.K. Steel Corp. 10.75% 2004......................................           500                535
                    Kaiser Aluminum & Chemical Corp. 12.75% 2003......................         1,000              1,070
                    UCAR Global Enterprises, Inc. 12.00% 2005.........................           500                560
                                                                                                              ---------
                                                                                                                 11,760
                                                                                                              ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Republic of Argentina 6.69% 2005..................................           960                851
                    Republic of Argentina 11.38% 2017.................................           500                529
                    United Mexican States 11.38% 2016.................................           200                226
                                                                                                              ---------
                                                                                                                  1,606
                                                                                                              ---------
                    SERVICES -- 55.0%
                    Broadcasting & Publishing -- 9.6%
                    American Media Operations, Inc. 11.63% 2004.......................         1,750              1,899
                    Cablevision Systems Corp. 8.13% 2009#.............................           500                509
                    Cablevision Systems Corp. 9.88% 2013..............................         1,000              1,085
                    Chancellor Media Corp. 8.75% 2007.................................         1,000              1,010
                    Chancellor Media Corp. 9.38% 2004.................................         1,500              1,564
                    Fox Liberty Networks LLC 8.88% 2007#..............................           250                248
                    Gray Communications Systems, Inc. 10.63% 2006.....................         1,500              1,597
                    Heartland Wireless Communication, Inc. 13.00% 2003*#..............           500                175
                    Katz Media Corp. 10.50% 2007......................................           500                551
                    Sun Media Corp. 9.50% 2007#.......................................           500                531
                    Sun Media Corp. 9.50% 2007#.......................................           450                479
                    TransWestern Publishing Company LP 9.63% 2007#....................           250                254
                    Viacom, Inc. 7.75% 2005...........................................         1,500              1,512

                    Business & Public Services -- 10.8%
                    Allied Waste North America, Inc. 10.25% 2006#.....................         2,000              2,180
                    Integrated Health Services, Inc. 9.25% 2008#......................           750                748
                    Integrated Health Services, Inc. 9.50% 2007#......................         1,825              1,843
                    Mariner Health Group, Inc. 9.50% 2006.............................           385                393
                    Omnipoint Corp. 11.63% 2006.......................................         1,750              1,855
                    Paracelsus Healthcare Corp. 10.00% 2006...........................         2,000              2,080
                    Printpack, Inc. 10.63% 2006.......................................           500                530
                    Protection One Alarm Monitoring Corp. zero coupon 2005............         1,000              1,095
                    Sun Healthcare Group, Inc. 9.50% 2007#............................           500                508

                             ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Business & Public Services (continued)
                    Tenet Healthcare Corp. 8.00% 2005.................................      $    500          $     505
                    Unison Healthcare Corp. 13.00% 2006#..............................           650                527
                    Universal Health Services, Inc. 8.75% 2005........................           500                525

                    Food Retail -- 0.9%
                    Foodmaker, Inc. 9.25% 1999........................................         1,000              1,022

                    Leisure & Tourism -- 6.8%
                    AMF Bowling Worldwide, Series B 10.875% 2006......................           750                816
                    AMF Bowling Worldwide, Series B zero coupon 2006@.................         1,250                972
                    Boyd Gaming Corp. 9.25% 2003......................................           500                518
                    Boyd Gaming Corp. 9.50% 2007......................................         1,250              1,287
                    Friendly Ice Cream Corp. 10.50% 2007..............................           500                504
                    Rio Hotel and Casino, Inc. 9.50% 2007.............................           750                793
                    Station Casinos, Inc. 9.63% 2003..................................         1,500              1,500
                    Sun International Ltd. 9.00% 2007.................................           500                515
                    Wyndham Hotel Corp. 10.50% 2006...................................         1,000              1,165

                    Merchandising -- 0.8%
                    Loehmann's, Inc. 11.88% 2003......................................         1,000              1,010

                    Telecommunications -- 23.4%
                    Brooks Fiber Properties, Inc. 10.00% 2007.........................         1,000              1,140
                    Cellnet Data Systems, Inc. zero coupon 2007#@(1)..................         1,000                509
                    Cellular Communications International, Inc. zero coupon 2000......         1,000                785
                    Cellular Communications International, Inc. zero coupon 2000(1)...         2,250              1,811
                    Cellular Communications of Puerto Rico, Inc. 10.00% 2007..........           500                490
                    Centennial Cellular Corp. 8.88% 2001..............................         3,000              3,045
                    COLT Telecom Group PLC 8.88% 2007#................................         1,000                567
                    Comcast UK Cable Partners Ltd. zero coupon 2007@..................         2,000              1,595
                    Comunicacion Celular SA zero coupon 2003*@........................         1,000                755
                    Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002*#........           500                505
                    Esat Holdings Ltd. zero coupon 2007*@.............................           500                350
                    Hermes Europe Railtel BV 11.50% 2007*#............................           500                549
                    Intercel, Inc. zero coupon 2006@..................................           500                357
                    Intermedia Communications, Inc. zero coupon 2007@.................         1,000                685
                    International CableTel, Inc. zero coupon 2005@....................           750                611
                    McCaw International Ltd. zero coupon 2007@........................         1,000                588
                    Mobile Telecommunication Technologies Corp. 13.50% 2002...........           500                571
                    MobileMedia Communications, Inc. zero coupon 2003@................         1,000                115
                    Multicanal Participacoes SA 12.63% 2004...........................         1,000                957
                    Nextel Communications, Inc. zero coupon 2007#@....................         2,750              1,588
                    Nextlink Communications, Inc. 9.63% 2007..........................           500                505
                    NTL, Inc. 10.00% 2007.............................................           500                524
                    Orion Network Systems, Inc. 11.25% 2007...........................         1,275              1,439
                    Pricellular Wireless Corp. zero coupon 2003@......................         1,000              1,001
                    Pricellular Wireless Corp. 14.00% 2001............................         1,000              1,105
                    RBS Participacoes SA 11.00% 2007*#................................           500                453
                    RCN Corp. 10.00% 2007#............................................           500                501
                    TCI Communications, Inc. 6.38% 1999...............................           500                499
                    Teleport Communications Group 9.88% 2006..........................           500                550

                             ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications (continued)
                    Telewest Communications PLC zero coupon 2007@.....................      $  1,000          $     763
                    Videotron Holdings PLC zero coupon 2004@..........................         2,000              1,890
                    Worldcom, Inc. 9.38% 2004.........................................           871                922

                    Transportation -- 2.7%
                    USAir, Inc. 9.63% 2003............................................         1,250              1,344
                    USAir, Inc. 10.00% 2003...........................................         1,000              1,015
                    USAir, Inc. 10.38% 2013...........................................           750                836
                                                                                                              ---------
                                                                                                                 65,225
                                                                                                              ---------
                    TOTAL BONDS & NOTES (cost $99,640)................................                          103,398
                                                                                                              ---------
                                           COMMON STOCK -- 0.0%                              SHARES
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Telecommunications -- 0.0%
                    Nextel Communications, Inc., Class A+* (cost $25).................         1,549                 39
                                                                                                              ---------
                                         PREFERRED STOCK -- 4.9%
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 4.9%
                    Broadcasting & Publishing -- 4.9%
                    American Radio Systems Corp.......................................        20,934             2,444
                    Chancellor Media Corp.............................................        28,588             3,359
                                                                                                             ---------
                    TOTAL PREFERRED STOCK (cost $5,018)...............................                           5,803
                                                                                                             ---------
                                            WARRANTS -- 0.2%+
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 0.2%
                    Broadcasting & Publishing -- 0.0%
                    Heartland Wireless Communication, Inc. 4/15/00 *#.................         3,000                 0

                    Business & Public Services -- 0.0%
                    Protection One Alarm Monitoring Corp. 6/30/05*....................         3,200                35

                    Telecommunications -- 0.2%
                    Comunicacion Celular SA 11/15/03*.................................         1,000                60
                    Esat Holdings Ltd. 2/1/07*........................................           500                 15
                    Globalstar Telecommunications 2/15/04#............................           500                 60
                    McCaw International 4/15/07.......................................         1,000                  2
                    Nextel Communications, Inc. 4/25/99...............................           500                  0
                    Orion Network Systems, Inc. 1/15/07*..............................         1,275                 20
                                                                                                              ---------
                    TOTAL WARRANTS (cost $99).........................................                              192
                                                                                                              ---------

                             ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                   U.S. GOVERNMENT AND AGENCIES -- 1.8%                  (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 1.8%
                    6.63% Notes 2002..................................................      $  1,000          $   1,029
                    8.00% Notes 2001..................................................         1,000              1,066
                                                                                                              ---------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $2,066)..................                            2,095
                                                                                                              ---------
                    TOTAL INVESTMENT SECURITIES (cost $106,847).......................                          111,527
                                                                                                              ---------
                    SHORT-TERM SECURITIES -- 3.7%
                    -----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 3.7%
                    Abbott Laboratories, Inc. 5.56% due 12/22/97......................         1,400              1,395
                    General Electric Capital Corp. 5.80% due 12/1/97..................         3,000              3,000
                                                                                                              ---------
                    TOTAL SHORT-TERM SECURITIES (cost $4,395).........................                            4,395
                                                                                                              ---------

                    TOTAL INVESTMENTS --
                      (cost $111,242)                                97.7%                                      115,922
                    Other assets less liabilities --                  2.3                                         2,748
                                                                   ------                                     ---------
                    NET ASSETS --                                   100.0%                                    $ 118,670
                                                                   ======                                     =========

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; see Note 2

              #   Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Bond issued as a part of a unit which includes an equity component

                                 OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -----------------------------------------------------------------
                                                                     GROSS UNREALIZED
                      CONTRACT             IN           DELIVERY       APPRECIATION
                     TO DELIVER       EXCHANGE FOR        DATE        (IN THOUSANDS)
                    -----------------------------------------------------------------
                    DEM   944,000     USD   546,170       2/25/98           $8
                                                                           ====

              -----------------------------

                  DEM  --   Deutsche Mark                USD  --   United States Dollar

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                           BONDS & NOTES -- 88.7%                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ASSET-BACKED SECURITIES -- 9.4%++
                    EQCC Home Equity Loan Trust, Series 1996-A, Class A2 6.95% 2012......      $    300         $     301
                    Green Tree Financial Corp., Series 1995-9, Class A5 6.80% 2027.......         1,000             1,007
                    Standard Credit Card Master Trust, Series 1991-3, Class A 8.88%
                      1999...............................................................         4,500             4,573
                    UCFC Loan Trust, Series 1996-D1, Class A5 6.92% 2018.................         1,750             1,772
                                                                                                                ---------
                                                                                                                    7,653
                                                                                                                ---------
                    FEDERAL AGENCY OBLIGATIONS -- 22.3%++
                    Federal Home Loan Mortgage Corp. 6.50% 2009*.........................         2,000             1,954
                    Federal Home Loan Mortgage Corp. 9.00% 2021 - 2022...................         1,143             1,228
                    Federal Home Loan Mortgage Corp. 9.50% 2016..........................           540               579
                    Federal Home Loan Mortgage Corp. 11.88% 2013.........................            13                14
                    Federal Home Loan Mortgage Corp. 12.50% 2013.........................           111               122
                    Federal National Mortgage Association 6.85% 2026*....................         1,095             1,075
                    Federal National Mortgage Association 7.50% 2009.....................         1,300             1,332
                    Federal National Mortgage Association 8.50% 2023.....................         1,580             1,667
                    Government National Mortgage Association 8.00% 2017..................         1,438             1,506
                    Government National Mortgage Association 8.50% 2016 - 2026...........         3,180             3,339
                    Government National Mortgage Association 9.00% 2016 - 2017...........           679               735
                    Government National Mortgage Association 9.50% 2009 - 2017...........         3,998             4,332
                    Government National Mortgage Association 10.00% 2016.................            36                39
                    Government National Mortgage Association 10.50% 2016 - 2019..........           213               240
                    Government National Mortgage Association 11.00% 2019.................            47                54
                    Government National Mortgage Association 11.50% 2010 - 2015..........            14                16
                                                                                                                ---------
                                                                                                                   18,232
                                                                                                                ---------
                    MORTGAGE-RELATED SECURITIES -- 10.0%++
                    Asset Backed Securities Investment Trust, Series 1997-D, Class A
                      6.79% 2003*........................................................      $    750         $     754
                    DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B 7.29%
                      2021...............................................................         3,800             3,946
                    Merrill Lynch Mortgage Investors, Inc., Series 1995-C3, Class A2
                      6.85% 2025*........................................................           500               507
                    Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A1
                      6.95% 2029*........................................................           975               996
                    Morgan (J.P.) Commercial Mortgage Finance Corp., Series 1995-C1,
                      Class A2 7.39% 2010*...............................................         1,000             1,044
                    Prudential Home Mortgage Corp., Series 1992-33, Class A12 7.50%
                      2022...............................................................           901               899
                                                                                                                ---------
                                                                                                                    8,146
                                                                                                                ---------
                    UNITED STATES TREASURY -- 47.0%
                    8.88% Bonds 2017.....................................................        10,700            14,044
                    10.38% Bonds 2012....................................................         2,500             3,300
                    10.75% Bonds 2003....................................................        14,000            17,117
                    12.00% Bonds 2013....................................................         1,000             1,463
                    7.25% Notes 2004.....................................................         2,250             2,415
                                                                                                                ---------
                                                                                                                   38,339
                                                                                                                ---------
                    TOTAL INVESTMENT SECURITIES (cost $70,554)...........................                          72,370
                                                                                                                ---------

                             ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                       SHORT-TERM SECURITIES -- 10.5%                       (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 10.5%
                    Bell Atlantic Financial Services 5.59% due 12/02/97..................      $  2,700          $  2,700
                    General Electric Capital Corp. 5.80% due 12/01/97....................         2,770             2,770
                    Sara Lee Corp. 5.54% due 12/15/97....................................         2,100             2,095
                    Wal-Mart Stores, Inc. 5.50% due 12/01/97.............................         1,000             1,000
                                                                                                                 --------
                    TOTAL SHORT-TERM SECURITIES(cost $8,565).............................                           8,565
                                                                                                                 --------
                    TOTAL INVESTMENTS --
                      (cost $79,119)                                     99.2%                                     80,935
                    Other assets less liabilities --                      0.8                                         674
                                                                        ------                                   --------
                    NET ASSETS --                                       100.0%                                   $ 81,609
                                                                        ======                                   ========


              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                       SHORT-TERM SECURITIES -- 100.9%                      (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 74.2%
                    Associates Corp. of North America 5.75% due 12/01/97.................       $  340           $    340
                    Bell Atlantic Financial Services 5.68% due 1/16/98...................        2,000              1,985
                    Beneficial Corp. 5.50% due 12/19/97..................................        1,500              1,496
                    Coca-Cola Co. 5.55% due 1/09/98......................................        2,000              1,988
                    Commercial Credit Co. 5.50% due 12/15/97.............................        1,000                998
                    CPC International, Inc. 5.52% due 12/16/97...........................        1,100              1,097
                    Deere (John) Capital Corp. 5.52% due 12/11/97........................        2,500              2,496
                    Disney (Walt), Co. 5.60% due 1/08/98.................................        2,000              1,988
                    du Pont (E.I.) de Nemours & Co. 5.51% due 12/26/97...................        1,000                996
                    Duke Power Co. 5.48% due 12/04/97....................................        2,000              1,999
                    Ford Motor Credit Co. 5.50% due 12/18/97.............................        2,100              2,095
                    Gannett, Inc. 5.55% due 1/08/98......................................        1,900              1,889
                    General Electric Capital Corp. 5.70% due 1/20/98.....................        1,800              1,786
                    Gillette Co. 5.48% due 12/05/97......................................        2,000              1,999
                    Heinz (H.J.) Co. 5.48% due 12/10/97..................................        2,000              1,997
                    Hershey Foods Corp. 5.51% due 12/22/97...............................        1,900              1,894
                    IBM Credit Corp. 5.52% due 12/12/97..................................        2,000              1,997
                    International Lease Finance Corp. 5.55% due 1/05/98..................        2,000              1,989
                    Lucent Technologies, Inc. 5.53% due 1/02/98..........................        2,000              1,990
                    Monsanto Co. 5.48% due 12/09/97......................................        2,000              1,998
                    Motorola, Inc. 5.50% due 12/04/97....................................        2,400              2,399
                    Penney (J.C.) Funding Corp. 5.70% due 1/12/98........................        2,000              1,987
                    Pfizer, Inc. 5.50% due 12/02/97......................................        2,000              2,000
                    Pitney Bowes Credit Corp. 5.60% due 1/09/98..........................        2,000              1,988
                    Vermont American Corp. 5.48% due 12/01/97............................        1,800              1,800
                    Wal-Mart Stores, Inc. 5.50% due 12/01/97.............................        2,000              2,000
                    Xerox Corp. 5.48% due 12/03/97.......................................        2,200              2,199
                    Yale University 5.50% due 12/23/97...................................        2,000              1,993
                                                                                                                 --------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $51,383)......................                          51,383
                                                                                                                 --------
                    FEDERAL AGENCY OBLIGATIONS -- 26.7%
                    Federal Home Loan Mortgage Discount Notes 5.40% due 12/05/97.........        1,000                999
                    Federal Home Loan Mortgage Discount Notes 5.40% due 12/10/97.........        1,800              1,798
                    Federal Home Loan Mortgage Discount Notes 5.45% due 12/11/97.........        2,400              2,396
                    Federal Home Loan Mortgage Discount Notes 5.45% due 12/17/97.........        1,100              1,097
                    Federal Home Loan Mortgage Discount Notes 5.46% due 12/03/97.........          560                560
                    Federal Home Loan Mortgage Discount Notes 5.47% due 12/22/97.........        1,600              1,595
                    Federal Home Loan Mortgage Discount Notes 5.48% due 12/11/97.........          800                799
                    Federal Home Loan Mortgage Discount Notes 5.50% due 1/09/98..........        1,100              1,093
                    Federal National Mortgage Association Discount Notes 5.47% due
                      12/23/97...........................................................        1,100              1,096
                    Federal National Mortgage Association Discount Notes 5.48% due
                      12/04/97...........................................................        2,500              2,499
                    Federal National Mortgage Association Discount Notes 5.49% due
                      12/19/97...........................................................        2,530              2,523
                    Federal National Mortgage Association Discount Notes 5.50% due
                      12/18/97...........................................................        2,000              1,995
                                                                                                                 --------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $18,450)......................                          18,450
                                                                                                                 --------
                    TOTAL SHORT-TERM SECURITIES (cost $69,833)...........................                          69,833
                                                                                                                 --------
                    TOTAL INVESTMENTS --
                      (cost $69,833)                                       100.9%                                  69,833
                    Liabilities in excess of other assets --                (0.9)                                    (607)
                                                                           ------                                --------
                    NET ASSETS --                                          100.0%                                $ 69,226
                                                                           ======                                ========

              See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                        U.S.
                                                                                                     GOVERNMENT/
                                                                         ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES         SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment
  securities, at
  value*............  $738,435       $ 184,556         $ 811,012        $ 140,838      $ 111,527       $72,370        $     --
Short-term
  securities*.......    59,366          38,677           133,806           13,562          4,395         8,565          69,833
Cash................        43              85                14               33          1,074            10               2
Foreign cash........        --              81                --               --             --            --              --
Receivables for --
  Sales of
    investments.....     3,576              --             5,099              310            672            --              --
  Fund shares
    sold............       955               3               195               17             13             7             489
  Dividends and
    accrued
    interest........       205             320             1,702              850          2,231           766              --
  Foreign currency
    contracts.......        --             138                --               --             --            --              --
Prepaid expenses....        10               3                12                2              1             1               1
Unrealized
  appreciation on
  forward foreign
  currency
  contracts.........        --             246                --               --              8            --              --
                      ---------------------------------------------------------------------------------------------------------
                       802,590         224,109           951,840          155,612        119,921        81,719          70,325
                      ---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of
    investments.....       782             294               148               --          1,075            --              --
  Advisory fees.....       199             111               233               40             30            22              21
  Fund shares
    redeemed........       139              32               755               53             75            27           1,018
  Management fees...       133              44               156               26             20            14              14
  Foreign currency
    contracts.......        --             138                --               --             --            --              --
Other accrued
  expenses..........       107             153               116               47             51            47              46
                      ---------------------------------------------------------------------------------------------------------
                         1,360             772             1,408              166          1,251           110           1,099
                      ---------------------------------------------------------------------------------------------------------
NET ASSETS..........  $801,230       $ 223,337         $ 950,432        $ 155,446      $ 118,670       $81,609        $ 69,226
                      =========================================================================================================
Shares of beneficial
  interest
  outstanding
  (unlimited shares
    authorized).....    18,283          13,728            25,669            9,421          8,447         7,351           6,122
Net asset value per
  share.............  $  43.82       $   16.27         $   37.03        $   16.50      $   14.05       $ 11.10        $  11.31
                      =========================================================================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in.....  $353,948       $ 134,704         $ 481,082        $ 100,727      $ 100,272       $76,776        $ 65,246
Accumulated
  undistributed net
  investment
  income............     3,479           2,541            17,464            5,374         11,153         6,345           3,981
Accumulated
  undistributed net
  realized
  gain (loss) on
    investments,
    futures,
  options and
    foreign
    currency........   147,704          54,624           166,314           18,287          2,557        (3,328)             (1)
Unrealized
  appreciation on
  investments.......   296,099          31,225           285,572           31,058          4,680         1,816              --
Unrealized foreign
  exchange gain
  on other assets
    and
    liabilities.....        --             243                --               --              8            --              --
                      ---------------------------------------------------------------------------------------------------------
    Net Assets......  $801,230       $ 223,337         $ 950,432        $ 155,446      $ 118,670       $81,609        $ 69,226
                      =========================================================================================================
---------------
* Cost
    Investment
      securities....  $442,336       $ 153,331         $ 525,440        $ 109,780      $ 106,847       $70,554        $     --
                      =========================================================================================================
    Short-term
      securities....   $59,366         $38,677          $133,806          $13,562         $4,395        $8,565         $69,833
                      =========================================================================================================

    See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS IN THOUSANDS)

                                                                                                        U.S.
                                                                                                     GOVERNMENT/
                                                                         ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES         SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
  INCOME:
Income:
  Interest..........  $  4,254       $   1,338         $   6,426        $  4,168       $ 11,300        $ 6,902        $  4,498
  Dividends*........     3,561           3,746            16,087           2,126            331             --              --
                      ---------------------------------------------------------------------------------------------------------
         Total
           income...     7,815           5,084            22,513           6,294         11,631          6,902           4,498
                      ---------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees.....     2,411           1,504             2,809             481            394            292             264
  Management fees...     1,607             602             1,873             320            263            195             176
  Custodian fees....       203             421               235              68             54             41              31
  Reports to
    investors.......        53              29                63              15             17             15              15
  Auditing and legal
    fees............        25              31                26              21             25             24              24
  Trustees' fees....        16               5                19               3              2              2               1
  Other expenses....        15               6                17               5              4              3               2
                      ---------------------------------------------------------------------------------------------------------
         Total
         expenses...     4,330           2,598             5,042             913            759            572             513
                      ---------------------------------------------------------------------------------------------------------
Net investment
  income............     3,485           2,486            17,471           5,381         10,872          6,330           3,985
                      ---------------------------------------------------------------------------------------------------------
REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS AND
  FOREIGN
  CURRENCIES:
Net realized gain
  (loss) on
  investments.......   146,719          54,711           166,979          18,372          5,128         (1,673)             (1)
Net realized foreign
  exchange loss
  on other assets
    and
    liabilities.....        --             (19)               (1)             --             --             --              --
Change in unrealized
  appreciation/
  depreciation of
  investments.......    16,891         (25,138)           19,920           1,609         (1,037)           286              --
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities.......        --             243                --              --              8             --              --
                      ---------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign
  currencies........   163,610          29,797           186,898          19,981          4,099         (1,387)             (1)
                      ---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS...  $167,095       $  32,283         $ 204,369        $ 25,362       $ 14,971        $ 4,943        $  3,984
                      =========================================================================================================

---------------
    * Net of foreign withholding taxes of $33; $436; $138 and $12 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                         U.S.
                                                                                                      GOVERNMENT/
                                                                          ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES          SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
 ------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment
  income............  $   3,485       $     2,486       $  17,471        $   5,381      $  10,872      $   6,330      $   3,985
Net realized gain
  (loss) on
  investments.......    146,719            54,711         166,979           18,372          5,128         (1,673)            (1)
Net realized foreign
  exchange loss
  on other assets
    and liabilities.         --               (19)             (1)              --             --             --             --
Change in unrealized
  appreciation/
  depreciation of
  investments.......     16,891           (25,138)         19,920            1,609         (1,037)           286             --
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities.......         --               243              --               --              8             --             --
                      ----------------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from
  operations........    167,095            32,283         204,369           25,362         14,971          4,943          3,984
                      ----------------------------------------------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
Dividends from net
  investment
  income............     (3,795)           (3,950)        (18,320)          (5,690)       (12,665)        (8,435)        (4,852)
Distributions from
  net realized gains
  on investments....   (118,520)          (17,640)       (124,190)         (14,930)            --             --             --
                      ----------------------------------------------------------------------------------------------------------
Total dividends and
  distributions paid
  to shareholders...   (122,315)          (21,590)       (142,510)         (20,620)       (12,665)        (8,435)        (4,852)
                      ----------------------------------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold..............    136,992            78,283          69,784           15,741         36,139         10,319        244,501
Proceeds from shares
  issued for
  reinvestment of
  dividends and
  distributions.....    122,315            21,590         142,510           20,620         12,665          8,435          4,852
Cost of shares
  repurchased.......   (316,021)         (136,373)       (243,077)         (38,717)       (63,777)       (42,505)      (268,495)
                      ----------------------------------------------------------------------------------------------------------
Net decrease in net
  assets resulting
  from capital share
  transactions......    (56,714)          (36,500)        (30,783)          (2,356)       (14,973)       (23,751)       (19,142)
                      ----------------------------------------------------------------------------------------------------------
TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS............    (11,934)          (25,807)         31,076            2,386        (12,667)       (27,243)       (20,010)
NET ASSETS:
Beginning of
  period............    813,164           249,144         919,356          153,060        131,337        108,852         89,236
                      ----------------------------------------------------------------------------------------------------------
End of period.......  $ 801,230       $   223,337       $ 950,432        $ 155,446      $ 118,670      $  81,609      $  69,226
                      ==========================================================================================================

---------------

Accumulated
  undistributed net
  investment
  income............  $   3,479     $       2,541     $    17,464       $    5,374     $   11,153     $    6,345      $   3,981
                      ==========================================================================================================
Shares issued and
  repurchased:
  Sold..............      3,275             4,723           2,012              994          2,669            949         21,803
  Issued in
    reinvestment of
    dividends and
    distributions...      3,424             1,442           4,590            1,438            990            816            444
  Repurchased.......     (7,648)           (8,200)         (6,971)          (2,442)        (4,696)        (3,875)       (23,966)
                      ----------------------------------------------------------------------------------------------------------
Net decrease........       (949)           (2,035)           (369)             (10)        (1,037)        (2,110)        (1,719)
                      ==========================================================================================================

    See Notes to Financial Statements

                             ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                         U.S.
                                                                                                      GOVERNMENT/
                                                                          ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES          SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
 ------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment
  income............  $   3,796       $   3,659         $  18,321        $   5,657      $  12,236      $   8,479      $   4,855
Net realized gain on
  investments.......    118,807          17,946           124,360           14,891          1,680            118              1
Net realized foreign
  exchange loss on
  other assets and
  liabilities.......         --             (15)               --               --             --             --             --
Change in unrealized
  appreciation/
  depreciation of
  investments.......    (22,910)         21,406            32,410            5,929          3,974         (2,756)            --
                      ----------------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations...     99,693          42,996           175,091           26,477         17,890          5,841          4,856
                      ----------------------------------------------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS
  PAID TO
  SHAREHOLDERS:
Dividends from net
  investment
  income............     (5,500)         (7,250)          (20,695)          (5,985)       (13,970)       (11,160)        (7,520)
Distributions from
  net realized gains
  on investments....   (120,665)         (4,980)          (55,955)         (10,955)            --             --             (1)
                      ----------------------------------------------------------------------------------------------------------
Total dividends and
  distributions paid
  to shareholders...   (126,165)        (12,230)          (76,650)         (16,940)       (13,970)       (11,160)        (7,521)
                      ----------------------------------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold..............    186,903          69,110            75,454           15,816         40,043         16,512        250,835
Proceeds from shares
  issued for
  reinvestment of
  dividends and
  distributions.....    126,165          12,230            76,650           16,940         13,970         11,160          7,521
Cost of shares
  repurchased.......   (370,707)        (91,096)         (213,332)         (42,841)       (73,186)       (48,439)      (267,327)
                      ----------------------------------------------------------------------------------------------------------
Net decrease in net
  assets resulting
  from capital share
  transactions......    (57,639)         (9,756)          (61,228)         (10,085)       (19,173)       (20,767)        (8,971)
                      ----------------------------------------------------------------------------------------------------------
TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS............    (84,111)         21,010            37,213             (548)       (15,253)       (26,086)       (11,636)
NET ASSETS:
Beginning of
  period............    897,275         228,134           882,143          153,608        146,590        134,938        100,872
                      ----------------------------------------------------------------------------------------------------------
End of period.......  $ 813,164       $ 249,144         $ 919,356        $ 153,060      $ 131,337      $ 108,852      $  89,236
                      ==========================================================================================================

---------------

Accumulated
  undistributed net
  investment
  income............  $   3,789     $     3,943       $    18,313       $    5,687     $   12,657     $    8,429      $   4,848
                      ==========================================================================================================
Shares issued and
  repurchased:
  Sold..............      4,762           4,811             2,343            1,045          3,028          1,469         22,136
  Issued in
    reinvestment of
    dividends and
    distributions...      3,361             880             2,462            1,178          1,104          1,030            683
  Repurchased.......     (9,518)         (6,335)           (6,652)          (2,849)        (5,421)        (4,300)       (23,640)
                      ----------------------------------------------------------------------------------------------------------
Net decrease........     (1,395)           (644)           (1,847)            (626)        (1,289)        (1,801)          (821)
                      ==========================================================================================================

    See Notes to Financial Statements

                             ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The HIGH YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                             ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, forward foreign currency contracts, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. Upon settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                             ---------------------

  For the year ended November 30, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                                    ACCUMULATED       ACCUMULATED
                                                                                   UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                                   NET REALIZED      NET INVESTMENT       IN
                                                                                    GAIN/(LOSS)      INCOME/(LOSS)      CAPITAL
                                                                                   --------------------------------------------
    Growth Series..............................................................       $ 1,037            $   --         $(1,037)
    International Series.......................................................           (62)               62              --
    Growth-Income Series.......................................................          (424)               --             424
    Asset Allocation Series....................................................             4                (4)             --
    High-Yield Bond Series.....................................................          (289)              289              --
    U.S. Government/AAA-Rated Securities Series................................            (5)               21             (16)
    Cash Management Series.....................................................            --                --              --

3. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at November 30, 1997, were as follows (dollars in thousands):

                                                        AGGREGATE      AGGREGATE         NET
                                                        UNREALIZED     UNREALIZED     UNREALIZED       COST OF       CAPITAL LOSS
                                                           GAIN          (LOSS)          GAIN        INVESTMENTS     CARRYOVER*+
                                                        -------------------------------------------------------------------------
    Growth Series....................................    $ 326,990      $ (31,165)     $ 295,825      $ 501,976         $   --
    International Series.............................       42,235        (11,524)        30,711        192,522             --
    Growth-Income Series.............................      292,929         (7,275)       285,654        659,164             --
    Asset Allocation Series..........................       31,930           (872)        31,058        123,342             --
    High-Yield Bond Series...........................        6,547         (1,867)         4,680        111,242             --
    U.S. Government/AAA-Rated Securities Series**....        2,186           (226)         1,960         78,975          3,232
    Cash Management Series...........................           --             --             --         69,833              1


                                                       CAPITAL LOSS
                                                         UTILIZED
    Growth Series....................................     $   --
    International Series.............................         --
    Growth-Income Series.............................         --
    Asset Allocation Series..........................         --
    High-Yield Bond Series...........................      2,160
    U.S. Government/AAA-Rated Securities Series**....         --
    Cash Management Series...........................         --

---------------

 * Expire 2003-2005
** Post 10/31/97 Capital Loss Deferral: U.S. Government/AAA-Rated Securities
   Series $73
 + Net capital loss carryover reported as of November 30, 1997, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

4. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., pursuant to a business management agreement, manages the business affairs and the administration of the Fund. During the fiscal year ended November 30, 1997, Anchor Investment Adviser, Inc., an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, served as business manager of the Fund through July 14, 1997, until succeeded by SunAmerica Asset Management Corp. on July 15, 1997. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

                             ---------------------

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended November 30, 1997, was as follows:

                                                                                                     ASSET
                                                   GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION     HIGH-YIELD
                                                   SERIES         SERIES            SERIES           SERIES       BOND SERIES
                                                   --------------------------------------------------------------------------
        Purchases of portfolio securities........ $206,486       $ 105,870         $ 239,596        $ 44,778        $68,713
        Sales of portfolio securities............  372,190         175,763           422,506          62,100         78,410
        U.S. government securities excluded above
          were as follows:
        Purchases of U.S. government
          securities.............................       --              --                --          10,233          4,616
        Sales of U.S. government securities......       --              --                --          13,033         11,477

                                                      U.S.
                                                   SECURITIES      MANAGEMENT
                                                     SERIES          SERIES

        Purchases of portfolio securities........    $ 7,465        $     --
        Sales of portfolio securities............      9,864              --
        U.S. government securities excluded above
          were as follows:
        Purchases of U.S. government
          securities.............................     31,310              --
        Sales of U.S. government securities......     50,113              --

6. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                          ROYAL ALLIANCE
                                                         ASSOCIATES, INC.
                                                         ----------------
        Growth Series                                          $  1
        Growth-Income Series                                     11
        Asset Allocation Series                                   1

                             ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET REALIZED        TOTAL        DIVIDENDS       DIVIDENDS
             NET ASSET        NET          & UNREALIZED         FROM         DECLARED       FROM NET       NET ASSET
               VALUE        INVEST-        GAIN (LOSS)        INVEST-        FROM NET       REALIZED         VALUE
 PERIOD      BEGINNING        MENT              ON              MENT        INVESTMENT       GAIN ON        END OF       TOTAL
 ENDED       OF PERIOD      INCOME@        INVESTMENTS       OPERATIONS       INCOME       INVESTMENTS      PERIOD       RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                         Growth Series
11/30/93      $ 30.96        $ 0.24           $ 5.32           $ 5.56         $(0.23)        $ (0.53)       $ 35.76       18.26%
11/30/94        35.76          0.19             1.04             1.23          (0.25)          (2.66)         34.08        3.33
11/30/95        34.08          0.25            12.02            12.27          (0.20)          (2.65)         43.50       37.93
11/30/96        43.50          0.18             5.10             5.28          (0.28)          (6.22)         42.28       14.02
11/30/97        42.28          0.18             8.30             8.48          (0.21)          (6.73)         43.82       23.78

                                                     International Series
11/30/93      $ 10.00        $ 0.18           $ 2.54           $ 2.72         $(0.14)        $ (0.01)       $ 12.57       27.41%
11/30/94        12.57          0.22             0.81             1.03          (0.12)          (0.22)         13.26        8.17
11/30/95        13.26          0.26             1.11             1.37          (0.23)          (0.50)         13.90       11.18
11/30/96        13.90          0.22             2.46             2.68          (0.46)          (0.31)         15.81       20.03
11/30/97        15.81          0.17             1.78             1.95          (0.27)          (1.22)         16.27       13.15

                                                     Growth-Income Series
11/30/93      $ 26.25        $ 0.71           $ 2.44           $ 3.15         $(0.63)        $ (0.54)       $ 28.23       12.34%
11/30/94        28.23          0.69            (0.14)            0.55          (0.76)          (1.56)         26.46        2.00
11/30/95        26.46          0.71             7.46             8.17          (0.76)          (2.23)         31.64       33.47
11/30/96        31.64          0.67             5.87             6.54          (0.77)          (2.10)         35.31       21.88
11/30/97        35.31          0.66             6.91             7.57          (0.75)          (5.10)         37.03       24.62

                                                    Asset Allocation Series
11/30/93      $ 12.90        $ 0.63           $ 0.72           $ 1.35         $(0.46)        $ (0.13)       $ 13.66       10.76%
11/30/94        13.66          0.58            (0.69)           (0.11)         (0.62)          (0.31)         12.62       (0.84)
11/30/95        12.62          0.55             3.16             3.71          (0.68)          (0.38)         15.27       31.01
11/30/96        15.27          0.56             2.17             2.73          (0.63)          (1.14)         16.23       19.34
11/30/97        16.23          0.55             2.00             2.55          (0.63)          (1.65)         16.50       17.86

                                                    High-Yield Bond Series
11/30/93      $ 14.60        $ 1.27           $ 1.02           $ 2.29         $(1.22)        $    --        $ 15.67       16.44%
11/30/94        15.67          1.24            (1.88)           (0.64)         (1.49)          (0.49)         13.05       (4.70)
11/30/95        13.05          1.26             0.99             2.25          (1.56)          (0.13)         13.61       18.97
11/30/96        13.61          1.21             0.56             1.77          (1.53)             --          13.85       14.05
11/30/97        13.85          1.19             0.44             1.63          (1.43)             --          14.05       12.76

                                          U.S. Government/AAA-Rated Securities Series
11/30/93      $ 12.87        $ 0.95           $ 0.61           $ 1.56         $(0.91)        $ (0.18)       $ 13.34       12.58%
11/30/94        13.34          0.90            (1.43)           (0.53)         (1.11)          (0.17)         11.53       (4.17)
11/30/95        11.53          0.86             0.85             1.71          (1.20)          (0.06)         11.98       15.95
11/30/96        11.98          0.80            (0.21)            0.59          (1.06)             --          11.51        5.49
11/30/97        11.51          0.76            (0.14)            0.62          (1.03)             --          11.10        6.09

                                                    Cash Management Series
11/30/93      $ 11.50        $ 0.29           $   --           $ 0.29         $(0.39)        $    --        $ 11.40        2.57%
11/30/94        11.40          0.40               --             0.40          (0.33)             --          11.47        3.56
11/30/95        11.47          0.61             0.01             0.62          (0.44)             --          11.65        5.53
11/30/96        11.65          0.55               --             0.55          (0.82)             --          11.38        4.94
11/30/97        11.38          0.54             0.01             0.55          (0.62)             --          11.31        5.03

            NET                       RATIO OF NET
           ASSETS       RATIO OF       INVESTMENT
           END OF       EXPENSES         INCOME     PORTFOLIO  AVERAGE
 PERIOD    PERIOD      TO AVERAGE      TO AVERAGE   TURNOVER  COMMISSION
 ENDED    (000'S)      NET ASSETS      NET ASSETS     RATE    PER SHARE#
------------------------------------------------------------------------
                                 Growth Series
11/30/93  $735,400        0.55%            0.71%       21.99%  $    N/A
11/30/94   712,602        0.55             0.56        33.79        N/A
11/30/95   897,275        0.55             0.65        23.72        N/A
11/30/96   813,164        0.55             0.46        25.51     0.0561
11/30/97   801,230        0.54             0.44        29.01     0.0477

                              International Series
11/30/93  $192,162        1.12%            1.62%       22.56%  $    N/A
11/30/94   259,498        1.04             1.64        21.68        N/A
11/30/95   228,134        1.05             1.95        16.79        N/A
11/30/96   249,144        1.02             1.56        44.94     0.0196
11/30/97   223,337        1.04             0.99        47.45     0.0043

                              Growth-Income Series
11/30/93  $862,716        0.55%            2.60%       29.22%  $    N/A
11/30/94   765,971        0.55             2.54        32.97        N/A
11/30/95   882,143        0.55             2.52        18.81        N/A
11/30/96   919,356        0.55             2.07        23.72     0.0564
11/30/97   950,432        0.54             1.88        30.06     0.0493

                            Asset Allocation Series
11/30/93  $166,555        0.60%            4.70%       22.66%  $    N/A
11/30/94   142,678        0.59             4.47        48.53        N/A
11/30/95   153,608        0.59             4.04        53.58        N/A
11/30/96   153,060        0.58             3.74        40.97     0.0573
11/30/97   155,446        0.59             3.49        39.14     0.0507

                             High-Yield Bond Series
11/30/93  $190,515        0.59%            8.43%       59.03%  $    N/A
11/30/94   127,467        0.59             8.76        44.97        N/A
11/30/95   146,590        0.59             9.66        31.64        N/A
11/30/96   131,337        0.58             9.09        36.99        N/A
11/30/97   118,670        0.61             8.68        64.49        N/A

                  U.S. Government/AAA-Rated Securities Series
11/30/93  $228,569        0.58%            7.19%        9.14%  $    N/A
11/30/94   149,368        0.58             7.42        16.95        N/A
11/30/95   134,938        0.59             7.49        43.43        N/A
11/30/96   108,852        0.59             7.03        17.12        N/A
11/30/97    81,609        0.63             6.93        46.17        N/A

                             Cash Management Series
11/30/93  $192,384        0.58%            2.59%          --%  $    N/A
11/30/94   186,396        0.57             3.52           --        N/A
11/30/95   100,872        0.58             5.32           --        N/A
11/30/96    89,236        0.58             4.81           --        N/A
11/30/97    69,226        0.63             4.87           --        N/A

---------------

@ Calculated based upon average shares outstanding

# The average commission per share is derived by dividing the agency commissions paid on equity securities trades by the number of shares purchased or sold.

** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

See Notes to Financial Statements

                             ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder of Anchor Pathway Fund

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at November 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 13, 1998

                             ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended November 30, 1997.

During the year ended November 30, 1997 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                   NET              NET               NET
                                                    TOTAL       INVESTMENT      SHORT-TERM         LONG-TERM
                                                  DIVIDENDS       INCOME       CAPITAL GAINS     CAPITAL GAINS
                                                  ---------     ----------     -------------     -------------
Growth Series..................................     $6.94         $  .21           $ .80             $5.93
International Series...........................      1.49            .27             .13              1.09
Growth-Income Series...........................      5.85            .75             .37              4.73
Asset Allocation Series........................      2.28            .63             .28              1.37
High-Yield Bond Series.........................      1.43           1.43              --                --
U.S. Government/AAA-Rated Securities Series....      1.03           1.03              --                --
Cash Management Series.........................       .62            .62              --                --

                                                    QUALIFYING %
                                                      FOR THE
                                                   70% DIVIDENDS
                                                 RECEIVED DEDUCTION
                                                 ------------------
Growth Series..................................         22.68%
International Series...........................            --
Growth-Income Series...........................         63.81
Asset Allocation Series........................         28.84
High-Yield Bond Series.........................          2.61
U.S. Government/AAA-Rated Securities Series....            --
Cash Management Series.........................            --

The International Series makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended November 30, 1997 was $403,820. The gross foreign source income for information reporting is $4,362,866.

                             ---------------------

   O
---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the portfolios' money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

Growth Series

              MEASUREMENT PERIOD
            (FISCAL YEAR COVERED)                     GROWTH SERIES        S&P 500 COMPOSITE INDEX
NOV-87                                                 10000                     10000
NOV-88                                                 12183                     12332
NOV-89                                                 18123                     16136
NOV-90                                                 16566                     15557
NOV-91                                                 21006                     18731
NOV-92                                                 25478                     22202
NOV-93                                                 30129                     24441
NOV-94                                                 31132                     24687
NOV-95                                                 42940                     33832
NOV-96                                                 48961                     43267
NOV-97                                                 60606                     55623

------------------------------------------
GROWTH SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/97
------------------------------------------
  1-year                           23.78%
  5-year                           18.92%
  10-year                          19.74%
------------------------------------------

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                             ---------------------

International Series

                   Measurement Period
                 (Fiscal Year Covered)                         International Series             MSCI EAFE Index
May-90                                                                10000                          10000
Nov-90                                                                 9680                           9483
Nov-91                                                                10221                          10310
Nov-92                                                                10253                           9508
Nov-93                                                                13063                          11852
Nov-94                                                                14130                          13646
Nov-95                                                                15710                          14724
Nov-96                                                                18857                          16504
Nov-97                                                                21336                          16483

------------------------------------------
INTERNATIONAL SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/97
------------------------------------------
  1-year                           13.15%
  5-year                           15.79%
  10-year                             N/A
  Since Inception (5/9/90)         10.51%
------------------------------------------

              ------------------------------------------------------------------

Growth-Income Series

                   Measurement Period
                 (Fiscal Year Covered)                         Growth-Income Series         S&P 500 Composite Index
Nov-87                                                                10000                          10000
Nov-88                                                                12248                          12332
Nov-89                                                                16282                          16136
Nov-90                                                                15050                          15557
Nov-91                                                                18232                          18731
Nov-92                                                                21153                          22202
Nov-93                                                                23763                          24441
Nov-94                                                                24240                          24887
Nov-95                                                                32363                          33832
Nov-96                                                                39433                          43267
Nov-97                                                                49141                          55623

------------------------------------------
GROWTH INCOME SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/97
------------------------------------------
  1-year                           24.62%
  5-year                           18.36%
  10-year                          17.26%
------------------------------------------

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                             ---------------------

Asset Allocation Series

             Measurement Period                   Asset Allocation        S&P 500 Composite          Salomon Broad
           (Fiscal Year Covered)                       Series                   Index            Investment Grade Index
Mar-89                                                 10000                    10000                    10000
Nov-89                                                 11000                    11530                    11076
Nov-90                                                 10827                    11116                    11923
Nov-91                                                 12847                    13384                    13640
Nov-92                                                 14620                    15869                    14882
Nov-93                                                 16192                    17463                    16518
Nov-94                                                 16056                    17639                    16018
Nov-95                                                 21035                    24172                    18888
Nov-96                                                 25104                    30913                    19997
Nov-97                                                 29586                    39743                    21511

------------------------------------------
ASSET ALLOCATION SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/97
------------------------------------------
  1-year                           17.86%
  5-year                           15.14%
  10-year                             N/A
  Since Inception (3/31/89)        13.33%
------------------------------------------

              ------------------------------------------------------------------

High-Yield Bond Series

             Measurement Period                                          Salomon Bros. High-         Salomon Broad
           (Fiscal Year Covered)               High-Yield Bond Series        Yield Index         Investment Grade Index
Nov-87                                                 10000                    10000                    10000
Nov-88                                                 11629                    11692                    10926
Nov-89                                                 12660                    11667                    12479
Nov-90                                                 12663                    10497                    13433
Nov-91                                                 18367                    15087                    15368
Nov-92                                                 18668                    17981                    16767
Nov-93                                                 21737                    21678                    18811
Nov-94                                                 20715                    20762                    18045
Nov-95                                                 24644                    26574                    21258
Nov-96                                                 28105                    29232                    22530
Nov-97                                                 31692                    34081                    24237

------------------------------------------
HIGH-YIELD BOND SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/97
------------------------------------------
  1-year                           12.76%
  5-year                           11.17%
  10-year                          12.23%
------------------------------------------

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                             ---------------------

U.S. Government/AAA-Rated Securities Series

                   Measurement Period                          U.S. Gov't/AAA-Rated       Salmon Bros. Treasury/Gov't-
                 (Fiscal Year Covered)                          Securities Series           Sponsored/Mortgage Index
Nov-87                                                                10000                          10000
Nov-88                                                                11000                          10661
Nov-89                                                                12290                          12434
Nov-90                                                                13468                          13436
Nov-91                                                                14968                          15306
Nov-92                                                                16433                          16658
Nov-93                                                                18500                          18300
Nov-94                                                                17729                          17872
Nov-95                                                                20557                          20935
Nov-96                                                                21686                          22174
Nov-97                                                                23006                          23845

-------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/97
-------------------------------------------
  1-year                            6.09%
  5-year                            6.96%
  10-year                           8.69%
-------------------------------------------

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                             ---------------------
                                      A-41